As filed with the Securities and Exchange Commission on September 4, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)
555 Taxter Road, Suite 175
Elmsford, NY 10523

(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)
(800) 930-3828

Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Item 1. Report to Stockholders.

June 30, 2009 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund
 The Global Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund
 The Multi-Disciplinary Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc.)

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2009

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Semi-Annual Report for the period ending June 30, 2009. On balance, the Kinetics Family of Mutual Funds had respectable results for the first half of 2009, with gains of 18.30% for The Paradigm Fund, 33.11% for the Small Cap Opportunities Fund, 29.78% for the Market Opportunities Funds, 18.49% for the Internet Fund, 10.77% for the Medical Fund, 6.44% for the Water Infrastructure Fund, 39.41% for The Global Fund, and 9.49% for the Multi-Disciplinary Fund. This compares with first-half 2009 returns of 3.16% and 16.36% for the S&P 500 Index(1) and the NASDAQ Composite Index(2), respectively.

We have always maintained that our long-term investment results will be driven by the underlying business operations of the companies we own. In this regard, nothing has changed. As global investors have reassessed risk, those companies that have rebounded the most in price tended to be those which had performed well operationally throughout the crisis. We believe that our funds possess many of these types of businesses. At present, we still believe our Funds offer noteworthy value for long-term investors, as we believe the price recovery for our holdings is still in the earlier stages.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The Fund has produced attractive returns over the last 9 1/2 years. The Paradigm Fund is Kinetics’ flagship fund.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter — (Continued)

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. In some cases, we view this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the fund to produce overall attractive, albeit, lumpy returns.

The Global Fund’s mandate was changed in early April 2008 to an emphasis on international investments, with particular attention to China and other Asian markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges, or that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities.

The Multi-Disciplinary Fund is a fund that seeks to utilize stock options and fixed-income investments so as to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the fund may cause the manager to purchase equity securities.

The Kinetics Government Money Market Fund is a short-term investment vehicle that provides a useful service for those participating in our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

Starting in March of 2009, investors have witnessed a rebound in global equity markets. Many of our funds participated fully in this rebound, which was the result of a reassessment of risk on the part of investors, as liquidity and funding demands lessened.

In our opinion, the primary impetus for the strong global equity performance was the noteworthy progress made in restarting global credit markets. The non-Treasury fixed income markets had, in effect, shut down between September 2008 and March 2009. This caused investors to turn to other sources of liquidity. The good news was that global equity markets functioned properly. The bad news was that global equity markets functioned properly and, accordingly, they were used as automatic teller machines to meet the cash needs of corporations and individuals around the world. This forced liquidation of stocks created a negative equity bubble which fed upon itself. Investors that do not have a focused objective benchmark, such as a company’s business operations, tend to latch on to the easiest piece of data obtainable, price, to make decisions. A price focus usually translates into a buy-high/sell-low strategy, which is not the path to financial success.

With the restoration of the fixed income markets, credit spreads between most non-Treasury debt and Treasuries tightened significantly during the first six months of 2009, indicating improved liquidity and a higher appetite for riskier assets, including equities. In many cases, the shares that appreciated the most were those of companies whose underlying businesses had not been impacted, or only minimally impacted, by the financial crisis, which is how we would characterize many of the holdings in our funds.

In a modern global economy, the importance of the circulation of money cannot be overstated. For a six-month period of time, from September 2008 to March 2009, money circulation ground to a halt. The impact of this dynamic had a significant effect on the global economy, which is still being reflected in weak global economic statistics. With the restoration of money circulation, the economic numbers should improve markedly.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

According to Dealogic, a leading consultant to the investment banking industry, over $1.5 trillion of debt and $260 billion of equity was issued globally during the second quarter of 2009. Eventually, we believe much of this capital will make its way into productive uses that should help stimulate a global economic recovery. The equity markets have already discounted some of the expected economic improvement, and negative sentiment seems to be losing its chokehold on investors. That being said, the vast majority of investors can remain on the sidelines with their cash, and we can still witness very strong global stock markets, as stock prices are set at the margins. If the marginal demand to buy dwarfs the marginal propensity to sell, stock prices will go higher. It would seem to be reasonable that the buyers of stocks over the last nine months are likely to be the strong hands in the market, and those who collect shares for investment are very unlikely to be sellers.

We are not unaware of the problems facing the United States economy, which is largely driven by consumption. It is hard to become overly optimistic about the chances of a robust economic recovery based upon such expectations, when many consumers are either being laid off or are highly indebted. This leads us to believe that the best opportunities in equities are generally in those businesses that are not dependent upon the American consumer. In broad terms, our exposure to financials is largely through those companies that facilitate transactions, which will continue to occur irrespective of consumption. Our exposure to commodities and oil is predicated on the global demand for these assets and the world’s limited supply. Our exposure to China is predicated on the belief that the world’s business axis is shifting from the Atlantic to the Pacific.

We remain quite hopeful about our country’s future because societies advance based on the application of knowledge and, in that regard, this country and the world are making tremendous strides. We do, however, believe that broad United States equity returns will be subdued because most of the large companies that drive those returns depend upon a hearty consumer.

We thank you for your continued support, and we appreciate your perseverance in these interesting times.

The Kinetics Investment Team

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Water Infrastructure Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for The Global Fund, The Water Infrastructure Fund, The Paradigm Fund, The Market Opportunities Fund, The Small Cap Opportunities Fund and The Internet Fund] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share price for these Funds is expected to be more volatile than that of a U.S.-only fund. Past performance is no guarantee of future performance.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and the Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Each Fund [other than The Kinetics Government Money Market Fund] may invest in futures, swaps and other derivative instruments, which may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the Funds in a manner consistent with their respective investment objectives.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds [other than The Kinetics Government Money Market Fund], the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

July 1, 2009 — Kinetics Asset Management, Inc.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
June 30, 2009 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2009 and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs were included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

Expense Example

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/09)	Value (6/30/09)	Ratio	(1/1/09 to 6/30/09)
The Internet Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,184.94	1.89%	$10.24
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,182.93	2.14%	$11.58
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,180.20	2.64%	$14.27
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.70	2.64%	$13.17

The Global Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,394.07	1.39%	$8.25
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,398.31	1.64%	$9.75
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,383.97	2.14%	$12.65
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Paradigm Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,182.95	1.64%	$8.88
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/09)	Value (6/30/09)	Ratio	(1/1/09 to 6/30/09)
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,182.07	1.89%	$10.23
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,178.86	2.39%	$12.91
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

Institutional Class Actual — after expense reimbursement	$1,000.00	$1,184.90	1.44%	$7.80
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,107.68	1.39%	$7.26
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,107.38	1.64%	$8.57
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,103.84	2.14%	$11.16
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Small Cap Opportunities Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,331.05	1.64%	$9.48
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/09)	Value (6/30/09)	Ratio	(1/1/09 to 6/30/09)
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,329.75	1.89%	$10.92
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,325.85	2.39%	$13.78
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

Institutional Class Actual — after expense reimbursement	$1,000.00	$1,332.07	1.44%	$8.33
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Kinetics Government Money Market Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,000.00	0.09%	$0.45
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,024.35	0.09%	$0.45

The Market Opportunities Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,297.78	1.64%	$9.34
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,296.40	1.89%	$10.76
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,295.68	2.39%	$13.60
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/09)	Value (6/30/09)	Ratio	(1/1/09 to 6/30/09)
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,300.97	1.44%	$8.22
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Water Infrastructure Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,064.39	1.64%	$8.39
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,063.24	1.89%	$9.67
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,059.68	2.39%	$12.21
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

Institutional Class Actual — after expense reimbursement	$1,000.00	$1,066.84	1.44%	$7.38
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Multi-Disciplinary Fund
No Load Class Actual — after expense reimbursement	$1,000.00	$1,094.89	1.49%	$7.74
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,093.90	1.74%	$9.03
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example — (Continued)
June 30, 2009 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/09)	Value (6/30/09)	Ratio	(1/1/09 to 6/30/09)
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,090.58	2.24%	$11.61
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18

Institutional Class Actual — after expense reimbursement	$1,000.00	$1,097.21	1.29%	$6.71
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2009 (Unaudited)

	The Internet	The Global
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$86,409,799	$3,565,738
Receivable from Adviser	23,366	13,442
Receivable for Fund shares sold	27,627	44,432
Prepaid expenses and other assets	22,023	21,531

Total assets	86,482,815	3,645,143

LIABILITIES:
Payable for Master Portfolio interest purchased	15,431	44,432
Payable to Directors and Officers	1,200	28
Payable for Fund shares repurchased	12,196	—
Payable for service fees	17,845	698
Payable for distribution fees	174	29
Accrued expenses and other liabilities	60,636	11,112

Total liabilities	107,482	56,299

Net assets	$86,375,333	$3,588,844

NET ASSETS CONSIST OF:
Paid in capital	$258,357,828	$13,387,416
Accumulated net investment income (loss)	(634,042)	19,737
Accumulated net realized loss on investments, foreign currency and written option contracts	(178,880,222)	(9,003,443)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	7,578,487	(814,866)
Written option contracts	(46,718)	—

Net Assets	$86,375,333	$3,588,844

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$85,913,011	$3,477,844
Shares outstanding	3,501,318	1,057,267
Net asset value per share (offering and redemption price)	$24.54	$3.29

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$363,460	$90,677
Shares outstanding	14,987	27,480
Net asset value per share (redemption price)	$24.25	$3.30

Offering price per share ($24.25 divided by .9425 and $3.30 divided by .9425)	$25.73	$3.50

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$98,862	$20,323
Shares outstanding	4,146	6,206
Net asset value per share (offering and redemption price)	$23.85	$3.27

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$1,330,724,399	$19,477,387
Receivable from Adviser	97,802	16,424
Receivable for Fund shares sold	3,848,278	156,926
Prepaid expenses and other assets	101,304	19,947

Total assets	1,334,771,783	19,670,684

LIABILITIES:
Payable for Master Portfolio interest purchased	673,099	153,113
Payable to Directors and Officers	19,100	285
Payable for Fund shares repurchased	3,175,179	3,813
Payable for service fees	253,826	3,972
Payable for distribution fees	171,000	946
Accrued expenses and other liabilities	392,216	16,171

Total liabilities	4,684,420	178,300

Net assets	$1,330,087,363	$19,492,384

NET ASSETS CONSIST OF:
Paid in capital	$2,468,062,824	$22,874,267
Accumulated net investment income	8,350,999	137,530
Accumulated net realized loss on investments, foreign currency and written option contracts	(865,136,832)	(455,745)
Net unrealized depreciation on:
Investments and foreign currency	(281,189,628)	(3,063,668)

Net Assets	$1,330,087,363	$19,492,384

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$807,516,039	$15,801,684
Shares outstanding	47,296,442	936,601
Net asset value per share (offering and redemption price)	$17.07	$16.87

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$242,890,367	$3,225,123
Shares outstanding	14,499,743	195,505
Net asset value per share (redemption price)	$16.75	$16.50

Offering price per share ($16.75 divided by .9425 and $16.50 divided by .9425)	$17.77	$17.51

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$155,121,010	$465,577
Shares outstanding	9,527,840	28,444
Net asset value per share (offering and redemption price)	$16.28	$16.37

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$124,559,947
Shares outstanding	7,280,770
Net asset value per share (offering and redemption price)	$17.11

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$251,304,143	$1,866,620
Receivable from Adviser	16,575	5,629
Receivable for Master Portfolio interest sold	—	26,382
Receivable for Fund shares sold	670,223	—
Prepaid expenses and other assets	43,937	10,748

Total assets	252,034,878	1,909,379

LIABILITIES:
Payable for Master Portfolio interest purchased	382,665	—
Payable to Directors and Officers	3,221	24
Payable for Fund shares repurchased	287,558	26,382
Payable for service fees	37,546	401
Payable for distribution fees	4,995	—
Accrued expenses and other liabilities	88,558	6,839

Total liabilities	804,543	33,646

Net assets	$251,230,335	$1,875,733

NET ASSETS CONSIST OF:
Paid in capital	$469,271,404	$1,875,733
Accumulated net investment loss	(310,203)	—
Accumulated net realized loss on investments and foreign currency	(175,268,528)	—
Net unrealized depreciation on:
Investments and foreign currency	(42,462,338)	—

Net Assets	$251,230,335	$1,875,733

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$159,740,042	$1,875,733
Shares outstanding	9,113,866	1,875,733
Net asset value per share (offering and redemption price)	$17.53	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$12,809,891
Shares outstanding	740,559
Net asset value per share (redemption price)	$17.30

Offering price per share ($17.30 divided by .9425)	$18.36

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$3,464,398
Shares outstanding	202,263
Net asset value per share (offering and redemption price)	$17.13

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$75,216,004
Shares outstanding	4,280,509
Net asset value per share (offering and redemption price)	$17.57

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$61,035,606	$15,844,421
Receivable from Adviser	23,514	14,918
Receivable for Master Portfolio interest sold	46,874	—
Receivable for Fund shares sold	92,672	32,526
Prepaid expenses and other assets	29,328	38,248

Total assets	61,227,994	15,930,113

LIABILITIES:
Payable for Master Portfolio interest purchased	—	20,008
Payable to Directors and Officers	827	251
Payable for Fund shares repurchased	139,546	12,518
Payable for service fees	12,714	3,202
Payable for distribution fees	7,238	1,899
Accrued expenses and other liabilities	23,103	14,366

Total liabilities	183,428	52,244

Net assets	$61,044,566	$15,877,869

NET ASSETS CONSIST OF:
Paid in capital	$103,515,700	$24,141,298
Accumulated net investment income	148,126	29,619
Accumulated net realized loss on investments, foreign currency, options and written option contracts	(33,854,049)	(6,819,047)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(8,968,784)	(1,474,001)
Written option contracts	203,573	—

Net Assets	$61,044,566	$15,877,869

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$36,492,775	$7,375,163
Shares outstanding	3,895,312	910,655
Net asset value per share (offering and redemption price)	$9.37	$8.10

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$19,046,525	$6,052,075
Shares outstanding	2,034,771	749,846
Net asset value per share (redemption price)	$9.36	$8.07

Offering price per share ($9.36 divided by .9425 and $8.07 divided by .9425)	$9.93	$8.56

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$5,498,340	$2,213,075
Shares outstanding	591,929	276,834
Net asset value per share (offering and redemption price)	$9.29	$7.99

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$6,926	$237,556
Shares outstanding	738	29,173
Net asset value per share (offering and redemption price)	$9.38	$8.14

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

The Multi-
Disciplinary
Fund

ASSETS:
Investments in the Master Portfolios, at value*	$925,382
Receivable from Adviser	13,720
Receivable for Fund shares sold	3,000
Prepaid expenses and other assets	24,659

Total assets	966,761

LIABILITIES:
Payable for Master Portfolio interest purchased	3,000
Payable to Directors and Officers	17
Payable for service fees	178
Payable for distribution fees	71
Accrued expenses and other liabilities	11,552

Total liabilities	14,818

Net assets	$951,943

NET ASSETS CONSIST OF:
Paid in capital	$943,351
Accumulated net investment loss	(3,726)
Accumulated net realized loss on investments and written option contracts	(68,291)
Net unrealized appreciation (depreciation) on:
Investments	(1,523)
Written option contracts	82,132

Net Assets	$951,943

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$680,656
Shares outstanding	75,636
Net asset value per share (offering and redemption price)	$9.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$91,827
Shares outstanding	10,234
Net asset value per share (redemption price)	$8.97

Offering price per share ($8.97 divided by .9425)	$9.52

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$89,143
Shares outstanding	10,000
Net asset value per share (offering and redemption price)	$8.91

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$90,317
Shares outstanding	10,006
Net asset value per share (offering and redemption price)	$9.03

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

	The Internet	The Global
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$305,969	$35,401
Interest	206,761	278
Income from securities lending	62,557	457
Expenses allocated from Master Portfolio	(525,604)	(26,327)

Net investment income from Master Portfolio	49,683	9,809

EXPENSES:
Distribution fees — Advisor Class A	372	107
Distribution fees — Advisor Class C	355	42
Shareholder servicing fees — Advisor Class A	372	107
Shareholder servicing fees — Advisor Class C	118	13
Shareholder servicing fees — No Load Class	93,902	2,801
Transfer Agent fees and expenses	52,191	8,852
Reports to shareholders	25,145	1,349
Administration fees	14,957	438
Professional fees	12,232	3,322
Directors’ and Officers’ fees and expenses	3,490	100
Registration fees	23,421	27,628
Fund accounting fees	1,071	54
Other expenses	6,106	242

Total expenses	233,732	45,055
Less, expense reimbursement	(45,004)	(54,991)

Net expenses	188,728	(9,936)

Net investment income (loss)	(139,045)	19,745

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,376,246	5,152
Net change in unrealized appreciation of:
Investments and foreign currency	10,744,771	763,336
Written option contracts	407,168	—

Net gain on investments	13,528,185	768,488

Net increase in net assets resulting from operations	$13,389,140	$788,233

† Net of Foreign Taxes Withheld of:	$22,771	$2,602

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$11,964,354	$260,880
Interest	2,330,320	1,065
Income from securities lending	2,166,282	5,713
Expenses allocated from Master Portfolio	(7,864,848)	(129,953)

Net investment income from Master Portfolio	8,596,108	137,705

EXPENSES:
Distribution fees — Advisor Class A	274,031	3,713
Distribution fees — Advisor Class C	512,515	1,501
Shareholder servicing fees — Advisor Class A	274,031	3,713
Shareholder servicing fees — Advisor Class C	170,838	500
Shareholder servicing fees — No Load Class	847,992	18,265
Shareholder servicing fees — Institutional Class	115,623	—
Transfer Agent fees and expenses	194,308	10,480
Reports to shareholders	10,192	2,994
Administration fees	199,286	3,398
Professional fees	17,704	7,755
Directors’ and Officers’ fees and expenses	37,788	941
Registration fees	67,205	20,140
Fund accounting fees	27,825	414
Other expenses	59,849	1,752

Total expenses	2,809,187	75,566
Less, expense waiver for Institutional Class shareholder servicing fees	(86,717)	—
Less, expense reimbursement	(487,111)	(75,329)

Net expenses	2,235,359	237

Net investment income	6,360,749	137,468

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(232,443,287)	(196,227)
Written option contracts expired or closed	—	19,458
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	400,404,364	1,874,230
Written option contracts	—	(18,418)

Net gain on investments	167,961,077	1,679,043

Net increase in net assets resulting from operations	$174,321,826	$1,816,511

† Net of Foreign Taxes Withheld of:	$861,806	$18,881

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,536,440	$—
Interest	101,252	1,093
Income from securities lending	49,852	—
Expenses allocated from Master Portfolio	(1,422,932)	(11,169)

Net investment income (loss) from Master Portfolio	264,612	(10,076)

EXPENSES:
Distribution fees — Advisor Class A	13,937	—
Distribution fees — Advisor Class C	10,672	—
Shareholder servicing fees — Advisor Class A	13,937	—
Shareholder servicing fees — Advisor Class C	3,557	—
Shareholder servicing fees — No Load Class	151,596	3,028
Shareholder servicing fees — Institutional Class	66,109	—
Transfer Agent fees and expenses	38,751	2,774
Reports to shareholders	17,511	4,150
Administration fees	40,927	481
Professional fees	13,536	2,061
Directors’ and Officers’ fees and expenses	7,014	120
Registration fees	35,560	11,068
Fund accounting fees	4,889	67
Other expenses	7,262	668

Total expenses	425,258	24,417
Less, expense waiver for Institutional Class shareholder servicing fees	(49,582)	—
Less, expense reimbursement	(188,779)	(34,591)

Net expenses	186,897	(10,174)

Net investment income	77,715	98

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(33,738,882)	(98)
Net change in unrealized appreciation of:
Investments and foreign currency	91,284,950	—
Written option contracts	1,310	—

Net gain (loss) on investments	57,547,378	(98)

Net increase in net assets resulting from operations	$57,625,093	$—

† Net of Foreign Taxes Withheld of:	$78,522	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$520,220	$190,018
Interest	3,959	3,305
Income from securities lending	10,130	2,797
Expenses allocated from Master Portfolio	(365,731)	(114,104)

Net investment income from Master Portfolio	168,578	82,016

EXPENSES:
Distribution fees — Advisor Class A	21,091	8,662
Distribution fees — Advisor Class C	16,480	6,635
Shareholder servicing fees — Advisor Class A	21,091	8,662
Shareholder servicing fees — Advisor Class C	5,493	2,211
Shareholder servicing fees — No Load Class	37,716	7,797
Shareholder servicing fees — Institutional Class	6	227
Transfer Agent fees and expenses	14,669	10,166
Reports to shareholders	5,013	3,402
Administration fees	10,172	2,657
Professional fees	9,260	6,635
Directors’ and Officers’ fees and expenses	2,100	881
Registration fees	29,897	27,449
Fund accounting fees	1,270	267
Other expenses	4,420	1,252

Total expenses	178,678	86,903

Less, expense waiver for Institutional Class shareholder servicing fees	(4)	(171)
Less, expense reimbursement	(84,976)	(61,428)

Net expenses	93,698	25,304

Net investment income	74,880	56,712

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(7,158,619)	(1,233,511)
Net change in unrealized appreciation of:
Investments and foreign currency	20,043,197	1,831,025
Written option contracts	203,580	—

Net gain on investments	13,088,158	597,514

Net increase in net assets resulting from operations	$13,163,038	$654,226

† Net of Foreign Taxes Withheld of:	$32,340	$20,848

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

The Multi-
Disciplinary
Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Interest	$1,274
Expenses allocated from Master Portfolio	(12,626)

Net investment loss from Master Portfolio	(11,352)

EXPENSES:
Distribution fees — Advisor Class A	105
Distribution fees — Advisor Class C	324
Shareholder servicing fees — Advisor Class A	105
Shareholder servicing fees — Advisor Class C	108
Shareholder servicing fees — No Load Class	464
Shareholder servicing fees — Institutional Class	83
Transfer Agent fees and expenses	10,005
Reports to shareholders	10
Administration fees	119
Professional fees	4,741
Directors’ and Officers’ fees and expenses	30
Registration fees	23,503
Fund accounting fees	16
Other expenses	260

Total expenses	39,873
Less, expense waiver for Institutional Class shareholder servicing fees	(62)
Less, expense reimbursement	(47,437)

Net expenses	(7,626)

Net investment loss	(3,726)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments	(27,566)
Written option contracts expired or closed	19,742
Net change in unrealized appreciation (depreciation) of:
Investments	(705)
Written option contracts	96,255

Net gain on investments	87,726

Net increase in net assets resulting from operations	$84,000

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(139,045)	$1,162,085	$19,745	$52,359
Net realized gain on sale of investments and foreign currency	2,376,246	1,853,798	5,152	188,701
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	11,151,939	(65,383,744)	763,336	(2,272,129)

Net increase (decrease) in net assets resulting from operations	13,389,140	(62,367,861)	788,233	(2,031,069)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(180,775)	—	(42,183)

Total distributions	—	(180,775)	—	(42,183)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:(1)
Net investment income	—	(751)	—	(2,180)

Total distributions	—	(751)	—	(2,180)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C: (1)
Net investment income	—	(235)	—	(88)

Total distributions	—	(235)	—	(88)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	958,010	6,464,409	1,288,639	1,558,631
Redemption fees	226	4,900	6,341	772
Proceeds from shares issued to holders in reinvestment of dividends	—	173,127	—	41,443
Cost of shares redeemed	(3,483,716)	(36,080,016)	(439,762)	(862,547)

Net increase (decrease) in net assets resulting from capital share transactions	(2,525,480)	(29,437,580)	855,218	738,299

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:(1)
Proceeds from shares sold	63,969	156,223	16,534	182,086
Redemption fees	—	20	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	615	—	2,065
Cost of shares redeemed	(66,201)	(241,742)	(54,977)	(21,680)

Net increase (decrease) in net assets resulting from capital share transactions	(2,232)	(84,884)	(38,443)	162,471

(1)	Advisor Class A shares and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	200	44,894	10,000	10,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	105	—	88
Cost of shares redeemed	(29,808)	(147,129)	—	—

Net increase (decrease) in net assets resulting from capital share transactions	(29,608)	(102,130)	10,000	10,088

TOTAL INCREASE (DECREASE) IN NET ASSETS:	10,831,820	(92,174,216)	1,615,008	(1,164,662)
NET ASSETS:
Beginning of period	75,543,513	167,717,729	1,973,836	3,138,498

End of period*	$86,375,333	$75,543,513	$3,588,844	$1,973,836

*Including undistributed net investment income (loss) of:	$(634,042)	$(494,997)	$19,737	$(8)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	42,731	208,819	452,998	372,985
Shares issued in reinvestments of dividends and distributions	—	8,491	—	17,711
Shares redeemed	(167,838)	(1,231,700)	(184,509)	(243,058)

Net increase (decrease) in shares outstanding	(125,107)	(1,014,390)	268,489	147,638

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:(1)
Shares sold	2,779	6,346	6,579	52,744
Shares issued in reinvestments of dividends and distributions	—	30	—	882
Shares redeemed	(3,323)	(8,709)	(23,871)	(8,854)

Net increase (decrease) in shares outstanding	(544)	(2,333)	(17,292)	44,772

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	9	2,063	3,976	2,193
Shares issued in reinvestments of dividends and distributions	—	5	—	37
Shares redeemed	(1,462)	(4,784)	—	—

Net increase (decrease) in shares outstanding	(1,453)	(2,716)	3,976	2,230

(1)	Advisor Class A shares and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$6,360,749	$14,464,539	$137,468	$187,354
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(232,443,287)	(630,047,922)	(176,769)	369,226
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	400,404,364	(1,574,418,489)	1,855,812	(5,656,013)

Net increase (decrease) in net assets resulting from operations	174,321,826	(2,190,001,872)	1,816,511	(5,099,433)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(160,902)
Net realized gains	—	(4,119,453)	—	(379,210)

Total distributions	—	(4,119,453)	—	(540,112)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	—	(25,786)
Net realized gains	—	(1,395,788)	—	(72,741)

Total distributions	—	(1,395,788)	—	(98,527)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(1,481)
Net realized gains	—	(850,989)	—	(7,780)

Total distributions	—	(850,989)	—	(9,261)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	—	N/A	N/A
Net realized gains	—	(706,833)	N/A	N/A

Total distributions	—	(706,833)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	136,826,097	777,766,342	2,177,714	12,391,571
Redemption Fees	30,177	414,514	1,058	5,119
Proceeds from shares issued to holders in reinvestment of dividends	—	3,983,262	—	534,949
Cost of shares redeemed	(174,314,022)	(1,675,903,934)	(3,550,850)	(6,247,291)

Net increase (decrease) in net assets resulting from capital share transactions	(37,457,748)	(893,739,816)	(1,372,078)	6,684,348

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	33,461,896	237,905,995	923,435	3,411,318
Redemption Fees	39,259	85,557	1,382	5,045
Proceeds from shares issued to holders in reinvestment of dividends	—	1,172,121	—	67,566
Cost of shares redeemed	(70,612,649)	(207,346,143)	(970,262)	(1,198,061)

Net increase (decrease) in net assets resulting from capital share transactions	(37,111,494)	31,817,530	(45,445)	2,285,868

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	8,806,590	112,960,292	263,744	501,414
Redemption Fees	472	14,030	—	336
Proceeds from shares issued to holders in reinvestment of dividends	—	763,533	—	5,511
Cost of shares redeemed	(23,670,725)	(86,079,004)	(152,292)	(240,952)

Net increase (decrease) in net assets resulting from capital share transactions	(14,863,663)	27,658,851	111,452	266,309

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS :
Proceeds from shares sold	22,412,909	234,720,520	N/A	N/A
Redemption Fees	1,278	27,867	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	624,496	N/A	N/A
Cost of shares redeemed	(43,666,253)	(517,865,576)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(21,252,066)	(282,492,693)	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	63,636,855	(3,313,831,063)	510,440	3,489,192
NET ASSETS:
Beginning of period	1,266,450,508	4,580,281,571	18,981,944	15,492,752

End of period*	$1,330,087,363	$1,266,450,508	$19,492,384	$18,981,944

*Including undistributed net investment income of:	$8,350,999	$1,990,250	$137,530	$62

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	8,672,853	30,563,817	140,008	644,585
Shares issued in reinvestments of dividends and distributions	—	282,239	—	35,404
Shares redeemed	(12,763,102)	(73,373,736)	(236,191)	(349,528)

Net increase (decrease) in shares outstanding	(4,090,249)	(42,527,680)	(96,183)	330,461

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	2,302,027	9,802,715	62,740	199,403
Shares issued in reinvestments of dividends and distributions	—	84,490	—	4,568
Shares redeemed	(5,415,836)	(10,100,248)	(64,568)	(80,265)

Net increase (decrease) in shares outstanding	(3,113,809)	(213,043)	(1,828)	123,706

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	631,212	4,474,742	17,762	27,549
Shares issued in reinvestments of dividends and distributions	—	56,496	—	374
Shares redeemed	(1,820,074)	(4,547,903)	(10,486)	(14,415)

Net increase (decrease) in shares outstanding	(1,188,862)	(16,665)	7,276	13,508

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	1,603,871	9,395,948	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	44,196	N/A	N/A
Shares redeemed	(3,199,344)	(26,545,295)	N/A	N/A

Net decrease in shares outstanding	(1,595,473)	(17,105,151)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$77,715	$1,530,590	$98	$17,670
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(33,738,882)	(139,814,506)	(98)	(83)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	91,286,260	(332,379,674)	—	—

Net increase (decrease) in net assets resulting from operations	57,625,093	(470,663,590)	—	17,587

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(17,587)
Net realized gains	—	(2,580,104)	—	—

Total distributions	—	(2,580,104)	—	(17,587)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	N/A	N/A
Net realized gains	—	(242,741)	N/A	N/A

Total distributions	—	(242,741)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	N/A	N/A
Net realized gains	—	(57,484)	N/A	N/A

Total distributions	—	(57,484)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	—	N/A	N/A
Net realized gains	—	(1,390,250)	N/A	N/A

Total distributions	—	(1,390,250)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	26,389,182	124,972,348	1,061,758	4,422,225
Redemption fees	4,093	67,878	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	2,547,716	—	15,599
Cost of shares redeemed	(27,780,618)	(447,983,662)	(1,873,966)	(2,939,399)

Net increase (decrease) in net assets resulting from capital share transactions	(1,387,343)	(320,395,720)	(812,208)	1,498,425

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	1,154,959	12,727,793	N/A	N/A
Redemption fees	91	4,012	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	216,516	N/A	N/A
Cost of shares redeemed	(3,628,566)	(16,402,510)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(2,473,516)	(3,454,189)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	169,779	3,622,686	N/A	N/A
Redemption fees	5	59	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	28,520	N/A	N/A
Cost of shares redeemed	(400,260)	(2,146,275)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(230,476)	1,504,990	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	7,570,363	33,049,688	N/A	N/A
Redemption fees	161	1,510	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	1,357,045	N/A	N/A
Cost of shares redeemed	(20,214,157)	(114,107,993)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(12,643,633)	(79,699,750)	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	40,890,125	(876,978,838)	(812,208)	1,498,425
NET ASSETS:
Beginning of period	210,340,210	1,087,319,048	2,687,941	1,189,516

End of period*	$251,230,335	$210,340,210	$1,875,733	$2,687,941

*Including undistributed net investment income (loss) of:	$(310,203)	$(387,918)	$—	$83

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	1,598,947	4,796,386	1,061,758	4,422,225
Shares issued in reinvestments of dividends and distributions	—	196,884	—	15,599
Shares redeemed	(2,127,128)	(18,197,054)	(1,873,966)	(2,939,399)

Net increase (decrease) in shares outstanding	(528,181)	(13,203,784)	(812,208)	1,498,425

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	80,638	530,590	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	16,941	N/A	N/A
Shares redeemed	(269,273)	(768,900)	N/A	N/A

Net decrease in shares outstanding	(188,635)	(221,369)	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	12,111	162,488	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	2,247	N/A	N/A
Shares redeemed	(32,115)	(99,012)	N/A	N/A

Net increase (decrease) in shares outstanding	(20,004)	65,723	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	549,552	1,421,164	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	104,710	N/A	N/A
Shares redeemed	(1,455,575)	(6,261,434)	N/A	N/A

Net decrease in shares outstanding	(906,023)	(4,735,560)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$74,880	$726,380	$56,712	$187,272
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(7,158,619)	(26,771,823)	(1,233,511)	(5,802,786)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	20,246,777	(46,310,390)	1,831,025	(3,337,404)

Net increase (decrease) in net assets resulting from operations	13,163,038	(72,355,833)	654,226	(8,952,918)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(285,733)	—	—
Net realized gains	—	—	—	—

Total distributions	—	(285,733)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(62,736)	—	—
Net realized gains	—	—	—	—

Total distributions	—	(62,736)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(8,853)	—	—
Net realized gains	—	—	—	—

Total distributions	—	(8,853)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:(1)
Net investment income	—	(62)	—	—
Net realized gains	—	—	—	—

Total distributions	—	(62)	—	—

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	3,244,296	44,566,651	1,830,456	27,335,651
Redemption fees	113,416	27,450	227	489
Proceeds from shares issued to holders in reinvestment of dividends	—	283,718	—	—
Cost of shares redeemed	(8,868,873)	(32,158,187)	(1,407,762)	(16,642,255)

Net increase (decrease) in net assets resulting from capital share transactions	(5,511,161)	12,719,632	422,921	10,693,885

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	1,639,548	19,183,719	2,776,624	7,936,561
Redemption fees	1,907	7,471	750	2,093
Proceeds from shares issued to holders in reinvestment of dividends	—	51,974	—	—
Cost of shares redeemed	(5,417,733)	(18,476,958)	(4,557,284)	(869,788)

Net increase (decrease) in net assets resulting from capital share transactions	(3,776,278)	766,206	(1,779,910)	7,068,866

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	905,273	4,664,077	690,051	1,298,685
Redemption fees	7	186	101	—
Proceeds from shares issued to holders in reinvestment of dividends	—	7,291	—	—
Cost of shares redeemed	(1,272,685)	(3,618,752)	(167,303)	(388,456)

Net increase (decrease) in net assets resulting from capital share transactions	(367,405)	1,052,802	522,849	910,229

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:(1)
Proceeds from shares sold	—	10,000	16,238	329,302
Redemption fees	—	—	500	69
Proceeds from shares issued to holders in reinvestment of dividends	—	62	—	—
Cost of shares redeemed	—	—	(40,092)	(116,019)

Net increase (decrease) in net assets resulting from capital share transactions	—	10,062	(23,354)	213,352

TOTAL INCREASE (DECREASE) IN NET ASSETS:	3,508,194	(58,164,515)	(203,268)	9,933,414
NET ASSETS:
Beginning of period	57,536,372	115,700,887	16,081,137	6,147,723

End of period*	$61,044,566	$57,536,372	$15,877,869	$16,081,137

*Including undistributed net investment income (loss) of:	$148,126	$73,246	$29,619	$(27,093)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	396,829	3,752,788	240,016	2,786,011
Shares issued in reinvestments of dividends and distributions	—	40,416	—	—
Shares redeemed	(1,241,567)	(2,962,139)	(196,067)	(2,153,711)

Net increase (decrease) in shares outstanding	(844,738)	831,065	43,949	632,300

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	232,887	1,638,020	385,895	875,948
Shares issued in reinvestments of dividends and distributions	—	7,414	—	—
Shares redeemed	(762,055)	(1,813,295)	(644,841)	(108,948)

Net increase (decrease) in shares outstanding	(529,168)	(167,861)	(258,946)	767,000

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	112,492	445,382	92,382	141,741
Shares issued in reinvestments of dividends and distributions	—	1,047	—	—
Shares redeemed	(186,277)	(329,688)	(23,922)	(51,559)

Net increase (decrease) in shares outstanding	(73,785)	116,741	68,460	90,182

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:(1)
Shares sold	—	729	2,020	36,839
Shares issued in reinvestments of dividends and distributions	—	9	—	—
Shares redeemed	—	—	(5,707)	(14,073)

Net increase (decrease) in shares outstanding	—	738	(3,687)	22,766

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Multi-Disciplinary Portfolio
	For the	From February 11, 2008ˆ
	Six Months Ended	through
	June 30, 2009	December 31, 2008
	(Unaudited)

OPERATIONS:
Net investment loss	$(3,726)	$(358)
Net realized loss on sale of investments and written option contracts expired or closed	(7,824)	(60,467)
Net change in unrealized appreciation (depreciation) of investments and written options	95,550	(14,941)

Net increase (decrease) in net assets resulting from operations	84,000	(75,766)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(48)
Net realized gains	—	—

Total distributions	—	(48)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(27)
Net realized gains	—	—

Total distributions	—	(27)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(5)
Net realized gains	—	—

Total distributions	—	(5)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(48)
Net realized gains	—	—

Total distributions	—	(48)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	521,000	119,689
Redemption fees	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	44
Cost of shares redeemed	—	(4)

Net increase in net assets resulting from capital share transactions	521,000	119,729

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	—	102,357
Redemption fees	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	27
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital share transactions	—	102,384

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	—	107,839
Redemption fees	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	5
Cost of shares redeemed	(7,168)	—

Net increase (decrease) in net assets resulting from capital share transactions	(7,168)	107,844

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Multi-Disciplinary Portfolio
	For the	From February 11, 2008ˆ
	Six Months Ended	through
	June 30, 2009	December 31, 2008
	(Unaudited)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	—	100,000
Redemption fees	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	48
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital share transactions	—	100,048

TOTAL INCREASE IN NET ASSETS:	597,832	354,111
NET ASSETS:
Beginning of period	354,111	—

End of period*	$951,943	$354,111

*Including undistributed net investment loss of:	$(3,726)	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	63,540	12,091
Shares issued in reinvestments of dividends and distributions	—	5
Shares redeemed	—	—

Net increase in shares outstanding	63,540	12,096

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	—	10,231
Shares issued in reinvestments of dividends and distributions	—	3
Shares redeemed	—	—

Net increase in shares outstanding	—	10,234

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	—	10,828
Shares issued in reinvestments of dividends and distributions	—	1
Shares redeemed	(829)	—

Net increase (decrease) in shares outstanding	(829)	10,829

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	—	10,000
Shares issued in reinvestments of dividends and distributions	—	6
Shares redeemed	—	—

Net increase in shares outstanding	—	10,006

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements
June 30, 2009 (Unaudited)

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Kinetics Government Money Market Fund (“Government”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”) and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure) and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Water Infrastructure and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2009 is as follows:

Interest in
Master Portfolio

Internet Fund	99.992%
Global Fund	99.882%
Paradigm Fund	97.909%
Medical Fund	99.933%
Small Cap Fund	99.992%
Government Fund	98.539%
Market Opportunities Fund	99.987%
Water Infrastructure Fund	99.491%
Multi-Disciplinary Fund	91.529%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2009, each of the Feeder Funds, except the Government Fund, offer Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a service fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2009 each of the Feeder Funds, except the Government Fund, offer Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a service fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2009 each of the Feeder Funds offer No Load Class shares. No Load Class shares are subject to a service fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2009 the Paradigm, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a service fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the service fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class Shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment securities in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2009 0.03%, 0.29%, 0.00% and 0.00% fair valued securities were held by the Internet Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio, respectively. Please see the Notes to Financial Statements for the Master Portfolios for a Summary of Fair Value Exposure.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Options Written
The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may purchase or write options to gain exposure to, or hedge against changes in the value of equities. The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). Realized and unrealized gains or losses are included in the Statement of Operations. As collateral for

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2009 the Global Portfolio and Paradigm Portfolio had restricted securities with an aggregate value of $67,279 and $6,721,000 representing 1.88% and 0.49% , respectively, of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2009, the following Master Portfolios held illiquid securities:

	Market	Percentage of
	Value	Net Assets

The Internet Portfolio	$24,393	0.03%
The Paradigm Portfolio	3,879,178	0.29
The Small Cap Opportunities Portfolio	2	0.00
The Market Opportunities Portfolio	0	0.00

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2009, open tax years include the tax years December 31, 2005 through 2008. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture. For the six months ended June 30, 2009, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	Internet	Global

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$45,004	$54,991
Expenses Reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$—	$—

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$487,111	$75,329
Expenses Reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$86,717	$—

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser through voluntary waiver	$188,779	$34,591
Expenses Reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$49,582	$—

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$84,976	$61,428
Expenses Reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$4	$171

	Multi-
	Disciplinary

Annual Advisory Rate	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$47,437
Expenses Reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$62

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2010. For the six months ended June 30, 2009, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2009, the Feeder Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2009, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2009, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds incurred expenses of $372, $107, $274,031, $3,713, $13,937, $21,091, $8,662 and $105 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2009, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds Advisor

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Class C shares incurred expenses of $355, $42, $512,515, $1,501, $10,672, $16,480, $6,635, and $324 respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2009, the Distributor received $90, $68, $21,719, $2,136, $1,844, $3,268, $2,607, and $0 in sales loads from the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds.

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2008, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Gain(Loss)

The Internet Fund	$—	$91,823	$(91,823)
The Global Fund	(1,976,185)	118,566	1,857,619
The Paradigm Fund	3,142	(2,365,046)	2,361,904
The Medical Fund	—	(6,421)	6,421
The Small Cap Opportunities Fund	(1,696,975)	730,590	966,385
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	(772)	(217,864)	218,636
The Water Infrastructure Fund	(2,885)	(214,365)	217,250
The Multi-Disciplinary Fund	(358)	358	—

5.  Income Taxes

At December 31, 2008 the Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds had $169,733, $0, $4,066,980, $28,128, $0, $83, $0, $0 and $0, respectively, of undistributed net investment income on a tax basis.

At December 31, 2008 none of the funds had accumulated gains on a tax basis.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

At December 31, 2008, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years.

Feeder Fund	2016	2015	2014	2013	2011	2010	2009

Internet	$—	$—	$16,077,777	$6,777,871	$—	$140,178,775	$17,319,359
Global	—	—	—	4,885	887,154	2,635,504	5,481,052
Paradigm	417,659,386	—	—	—	—	—	—
Medical	—	—	—	—	—	—	—
Small Cap	78,193,634	—	—	—	—	—	—
Government	16	—	—	—	—	—	—
Market Opportunities	25,711,245	40,803	21	—	—	—	—
Water Infrastructure	2,008,692	—	—	—	—	—	—
Multi-Disciplinary	43,829	—	—	—	—	—	—

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2008, Internet and Global Funds utilized $1,763,096 and $70,682, respectively, of capital loss carryforwards.

At December 31, 2008, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Feeder Fund	Post-October Losses	Currency Losses	Straddle Losses

Internet	$1,121	$—	$—
Global	—	8	—
Paradigm	183,653,239	237,760	—
Medical	78,010	—	88,724
Small Cap	52,575,883	51,746	—
Government	67	—	—
Market Opportunities	—	1,805	—
Water Infrastructure	3,455,944	27,093	—
Multi-Disciplinary	15,711	—	—

The tax components of dividends paid during the years ended December 31, 2008 and December 31, 2007, are:

	Internet		Global
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2008	$181,761	$—	$44,451	$—
2007	$1,637,709	$—	$188,230	$—

	Paradigm		Medical
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2008	$—	$7,073,063	$463,919	$183,981
2007	$21,702,378	$14,493,388	$219,441	$631,855

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

	Small Cap		Government
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2008	$—	$4,270,579	$17,587	$—
2007	$5,786,962	$5,224,746	$43,527	$—

	Market Opportunities		Water Infrastructure
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2008	$357,384	$—	$—	$—
2007	$141,323	$—	$51,156	$—

Multi-Disciplinary
	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution

2008	$128	$—
2007	N/A	N/A

6.  Tax Information

The Internet, Global, Medical, and Market Opportunities Funds designate 36%, 100%, 79%, and 100%, respectively, of dividends declared after December 31, 2008 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Medical Fund hereby designates 72% as ordinary income distributions and 28% as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2008, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 30%, Global 24%, Medical 55%, and Market Opportunities 100%.

The Internet, Global, Medical, and Market Opportunities Funds designate 17%, 5%, 3%, and 13%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).

The Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds designate 0%, 0%, 0%, 59%, 0%, 0%, 0%, 0% and 0%, respectively, of their ordinary

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

7.	Temporary Guarantee Program for Money Market Funds (Unaudited)

The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. approved the participation of The Kinetics Government Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”) for the three-month period ended December 18, 2008. On November 24, 2008, the Treasury announced the extension of the Program until April 30, 2009 and the Board approved the Fund’s continued participation in the Program on December 5, 2008. The Board approved the Fund’s continued participation in the Program on March 18, 2009, and on March 31, 2009, the Treasury announced the extension of the Program until September 18, 2009. The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the Fund on September 19, 2008 are not eligible for protection under the Program.

Participation in the Program for the three-month period ending December 18, 2008, required a payment to the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. Continued participation in the Program for the period December 19, 2008 through April 30, 2009 and for the period from May 1, 2009 through September 18, 2009, required two payments to the Treasury in the amount of 0.015% each of the net asset value of the Fund as of September 19, 2008. The Fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the Fund.

8.  Information about Proxy Voting

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

9.  Information about the Portfolio Holdings

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class	Advisor Class A	Advisor Class C
	For The Six		For The Six		For The Six		For the	For the	For the
	Months Ended		Months Ended		Months Ended		Year Ended	Year Ended	Year Ended
	June 30, 2009		June 30, 2009		June 30, 2009		December 31,	December 31,	December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2008	2008	2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$20.71		$20.50		$20.20		$35.94	$35.66	$35.31

Income from Investment Operations:
Net investment income (loss)(2)	(0.04)		(0.06)		(0.11)		0.29	0.22	0.08
Net realized and unrealized gain (loss) on investments	3.87		3.81		3.76		(15.47)	(15.33)	(15.15)

Total from investment operations	3.83		3.75		3.65		(15.18)	(15.11)	(15.07)

Redemption Fees	0.00	(3)	—		—		0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		—		—		(0.05)	(0.05)	(0.04)
From net realized gains	—		—		—		—	—	—

Total distributions	—		—		—		(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$24.54		$24.25		$23.85		$20.71	$20.50	$20.20

Total Return(4)	18.49	%(5)	18.29	%(5)	18.02	%(5)	-42.24%	-42.37%	-42.67%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$85,913		$363		$99		$75,112	$318	$113
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(6)	2.26	%(6)	2.76	%(6)	2.03%	2.28%	2.78%
After expense reimbursement(7)	1.89	%(6)	2.14	%(6)	2.64	%(6)	1.90%	2.15%	2.65%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.49	)%(6)	(0.74	)%(6)	(1.24	)%(6)	0.90%	0.65%	0.15%
After expense reimbursement(7)	(0.37	)%(6)	(0.62	)%(6)	(1.12	)%(6)	1.03%	0.78%	0.28%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Internet Fund
No Load Class	Advisor Class A	Advisor Class C		No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the	For the	February 16, 2007ˆ		For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	through		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007	2007	2007		2006	2006	2005	2005	2004	2004

$28.62	$28.24	$28.66		$24.66	$24.40	$25.29	$24.93	$23.31	$22.88

0.30	0.23	0.07		(0.08)	(0.14)	0.11	0.05	0.10	0.05

7.37	7.49	6.87		4.15	4.09	(0.54)	(0.44)	2.25	2.23

7.67	7.72	6.94		4.07	3.95	(0.43)	(0.39)	2.35	2.28

0.00 (3)	—	0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)	—	—

(0.35)	(0.30)	(0.29)		(0.11)	(0.11)	(0.20)	(0.14)	(0.37)	(0.23)
—	—	—		—	—	—	—	—	—

(0.35)	(0.30)	(0.29)		(0.11)	(0.11)	(0.20)	(0.14)	(0.37)	(0.23)

$35.94	$35.66	$35.31		$28.62	$28.24	$24.66	$24.40	$25.29	$24.93

26.81%	27.35%	24.22	%(5)	16.50%	16.18%	-1.69%	-1.55%	10.06%	9.95%

$166,787	$637	$294		$137,012	$235	$148,260	$300	$201,929	$354

1.99%	2.24%	2.73	%(6)	1.98%	2.23%	2.35%	2.60%	2.37%	2.62%
1.98%	2.23%	2.72	%(6)	1.85%	2.10%	2.35%	2.60%	2.37%	2.62%

0.94%	0.70%	0.22	%(6)	(0.42)%	(0.67)%	0.46%	0.21%	0.44%	0.19%
0.95%	0.71%	0.23	%(6)	(0.29)%	(0.54)%	0.46%	0.21%	0.44%	0.19%
N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class		Advisor Class A		Advisor Class C
	For The Six		For The Six		For The Six
	Months Ended		Months Ended		Months Ended
	June 30, 2009		June 30, 2009		June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$2.36		$2.36		$2.37

Income from Investment Operations:
Net investment income	0.02	(2)	0.02	(2)	0.01	(2)
Net realized and unrealized gain (loss) on investments	0.90		0.92		0.89

Total from investment operations	0.92		0.94		0.90

Redemption Fees	0.01		—		—
Less Distributions:
From net investment income	—		—		—
From net realized gains	—		—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$3.29		$3.30		$3.27

Total Return(4)	39.41	%(5)	39.83	%(5)	38.40	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end period (000’s)	$3,478		$91		$20
Ratio of operating expenses to average net assets:
Before expense reimbursement	6.10	%(6)	6.35	%(6)	6.85	%(6)
After expense reimbursement(7)	1.39	%(6)	1.64	%(6)	2.14	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.01	)%(6)	(3.26	)%(6)	(3.76	)%(6)
After expense reimbursement(7)	1.70	%(6)	1.45	%(6)	0.95	%(6)
Portfolio turnover rate	N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Global Fund
No Load Class	Advisor Class A		Advisor Class C		No Load Class	No Load Class	No Load Class	No Load Class
For the	May 19, 2008ˆ		May 19, 2008ˆ		For the	For the	For the	For the
Year Ended	through		through		Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,
2008	2008		2008		2007	2006	2005	2004

$4.90	$4.56		$4.56		$5.00	$4.43	$4.50	$4.28

0.07 (2)	0.03	(2)	0.02	(2)	0.22	0.13	0.15	0.08
(2.56)	(2.18)		(2.17)		(0.01)	0.62	(0.03)	0.25

(2.49)	(2.15)		(2.15)		0.21	0.75	0.12	0.33

0.00 (3)	—		—		0.00 (3)	0.00 (3)	0.00 (3)	—

(0.05)	(0.05)		(0.04)		(0.31)	(0.18)	(0.19)	(0.11)
—	—		—		—	—	—	—

(0.05)	(0.05)		(0.04)		(0.31)	(0.18)	(0.19)	(0.11)

$2.36	$2.36		$2.37		$4.90	$5.00	$4.43	$4.50

-50.72%	-47.12	%(5)	-47.14	%(5)	4.27%	16.90%	2.65%	7.67%

$1,863	$106		$5		$3,138	$3,991	$3,896	$4,584

5.98%	8.28	%(6)	8.78	%(6)	3.84%	3.09%	3.22%	3.45%
1.41%	1.65	%(6)	2.15	%(6)	1.48%	1.39%	2.69%	2.67%

(2.72)%	(5.16	)%(6)	(5.66	)%(6)	1.87%	3.00%	2.80%	1.08%
1.85%	1.47	%(6)	0.97	%(6)	4.23%	1.30%	3.33%	1.84%
N/A	N/A		N/A		N/A	N/A	N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
			Advisor		Advisor		Institutional
	No Load Class		Class A		Class C		Class
	For the		For the		For the		For the
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	June 30, 2009		June 30, 2009		June 30, 2009		June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$14.42		$14.16		$13.80		$14.44

Income from Investment Operations:
Net investment income (loss)	0.09	(2)	0.07	(2)	0.03	(2)	0.10	(2)
Net realized and unrealized gain (loss) on investments	2.56		2.52		2.45		2.57

Total from investment operations	2.65		2.59		2.48		2.67

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$17.07		$16.75		$16.28		$17.11

Total Return(4)	18.30	%(5)	18.21	%(5)	17.89	%(5)	18.49	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$807,516		$242,890		$155,121		$124,560
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72	%(6)	1.97	%(6)	2.47	%(6)	1.67	%(6)
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.16	%(6)	0.91	%(6)	0.41	%(6)	1.21	%(6)
After expense reimbursement(7)	1.24	%(6)	0.99	%(6)	0.49	%(6)	1.44	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A
(1) Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5) Not annualized.
(6) Annualized.
(7) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(8)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to Financial Statements.

The Paradigm Fund
No Load		Advisor		Advisor		Institutional		No Load	Advisor	Advisor
Class		Class A		Class C		Class		Class	Class A	Class C
For the		For the		For the		For the		For the	For the	For the
Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,		December 31,	December 31,	December 31,
2008		2008		2008		2008		2007	2007	2007

$30.99		$30.52		$29.90		$30.97		$25.79	$25.43	$24.98

0.12	(2)	0.06	(2)	(0.05	)(2)	0.18	(2)	0.11 (2)	0.04 (2)	(0.10	)(2)

(16.62	)(8)	(16.34	)(8)	(15.97	)(8)	(16.63	)(8)	5.35	5.27	5.15

(16.50)		(16.28)		(16.02)		(16.45)		5.46	5.31	5.05

0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)

—		—		—		—		(0.13)	(0.09)	(0.00)
(0.08)		(0.08)		(0.08)		(0.08)		(0.13)	(0.13)	(0.13)

(0.08)		(0.08)		(0.08)		(0.08)		(0.26)	(0.22)	(0.13)

$14.42		$14.16		$13.80		$14.44		$30.99	$30.52	$29.90

-53.17	%(8)	-53.30	%(8)	-53.54	%(8)	-53.11	%(8)	21.15%	20.87%	20.20%

$740,983		$249,424		$147,915		$128,129		$2,910,518	$544,046	$320,962

1.72%		1.97%		2.47%		1.67%		1.68%	1.93%	2.43%
1.66%		1.91%		2.41%		1.46%		1.68%	1.93%	2.43%

0.46%		0.21%		(0.29)%		0.51%		0.39%	0.14%	(0.36)%
0.52%		0.27%		(0.23)%		0.72%		0.39%	0.14%	(0.36)%
N/A		N/A		N/A		N/A		N/A	N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional	No Load	Advisor	Advisor
	Class	Class	Class A	Class C
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2006	2006

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$25.76	$20.33	$20.08	$19.76

Income from Investment Operations:
Net investment income (loss)	0.17 (2)	0.14 (2)	0.08 (2)	(0.03	)(2)
Net realized and unrealized gain (loss) on investments	5.34	5.52	5.43	5.33

Total from investment operations	5.51	5.66	5.51	5.30

Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	(0.17)	(0.16)	(0.12)	(0.04)
From net realized gains	(0.13)	(0.04)	(0.04)	(0.04)

Total distributions	(0.30)	(0.20)	(0.16)	(0.08)

Net Asset Value, End of Period	$30.97	$25.79	$25.43	$24.98

Total Return(4)	21.37%	27.81%	27.42%	26.82%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$804,755	$1,337,761	$183,031	$116,226
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.63%	1.79%	2.04%	2.54%
After expense reimbursement(7)	1.48%	1.63%	1.88%	2.38%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44%	0.44%	0.19%	(0.31)%
After expense reimbursement(7)	0.59%	0.60%	0.35%	(0.15)%
Portfolio turnover rate	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Paradigm Fund
Institutional	No Load		Advisor		Advisor		Institutional		No Load		Advisor	Advisor
Class	Class		Class A		Class C		Class		Class		Class A	Class C
For the	For the		For the		For the		May 27, 2005ˆ		For the		For the	For the
Year Ended	Year Ended		Year Ended		Year Ended		through		Year Ended		Year Ended	Year Ended
December 31,	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,
2006	2005		2005		2005		2005		2004		2004	2004

$20.31	$17.54		$17.40		$17.21		$18.13		$14.91		$14.82	$14.73

0.19 (2)	(0.03	)(2)	(0.07	)(2)	(0.17	)(2)	0.01	(2)	(0.06	)(2)	(0.10)	(0.18)
5.49	2.82		2.77		2.74		2.23		3.17		3.16	3.14

5.68	2.79		2.70		2.57		2.24		3.11		3.06	2.96

—	0.03		0.00	(3)	0.00	(3)	—		—		—	—

(0.19)	(0.01)		—		—		(0.04)		(0.02)		(0.02)	(0.02)
(0.04)	(0.02)		(0.02)		(0.02)		(0.02)		(0.46)		(0.46)	(0.46)

(0.23)	(0.03)		(0.02)		(0.02)		(0.06)		(0.48)		(0.48)	(0.48)

$25.76	$20.33		$20.08		$19.76		$20.31		$17.54		$17.40	$17.21

27.96%	16.11%		15.54%		14.96%		12.35	%(5)	20.84%		20.63%	20.08%

$507,314	$418,914		$60,421		$38,740		$10,895		$89,313		$26,525	$9,426

1.74%	1.93%		2.18%		2.68%		1.88	%(6)	2.10%		2.35%	2.85%
1.43%	1.69%		1.94%		2.44%		1.49	%(6)	1.74%		1.99%	2.49%

0.48%	(0.41)%		(0.66)%		(1.16)%		(0.37	)%(6)	(0.77)%		(1.02)%	(1.52)%
0.79%	(0.17)%		(0.42)%		(0.92)%		0.02	%(6)	(0.41)%		(0.66)%	(1.16)%
N/A	N/A		N/A		N/A		N/A		N/A		N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class	Advisor Class A	Advisor Class C
	For the Six		For the Six		For the Six		For the	For the	For the
	Months Ended		Months Ended		Months Ended		Year Ended	Year Ended	Year Ended
	June 30, 2009		June 30, 2009		June 30, 2009		December 31,	December 31,	December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2008	2008	2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$15.23		$14.90		$14.83		$19.82	$19.39	$19.34

Income from Investment Operations:
Net investment income (loss)(2)	0.12		0.10		0.06		0.19	0.13	0.05
Net realized and unrealized gain (loss) on investments	1.52		1.49		1.48		(4.25)	(4.15)	(4.13)

Total from investment operations	1.64		1.59		1.54		(4.06)	(4.02)	(4.08)

Redemption Fees	0.00	(3)	0.01		—		0.01	0.04	0.02
Less Distributions:
From net investment income	—		—		—		(0.16)	(0.13)	(0.07)
From net realized gains	—		—		—		(0.38)	(0.38)	(0.38)

Total distributions	—		—		—		(0.54)	(0.51)	(0.45)

Net Asset Value, End of Period	$16.87		$16.50		$16.37		$15.23	$14.90	$14.83

Total Return(4)	10.77	%(5)	10.74	%(5)	10.38	%(5)	-20.42%	-20.49%	-20.97%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$15,802		$3,225		$466		$15,727	$2,941	$314
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.23	%(6)	2.48	%(6)	2.98	%(6)	2.26%	2.51%	3.01%
After expense reimbursement(7)	1.39	%(6)	1.64	%(6)	2.14	%(6)	1.41%	1.66%	2.16%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.75	%(6)	0.50	%(6)	0.00	%(6)	0.18%	(0.07)%	(0.57)%
After expense reimbursement(7)	1.59	%(6)	1.34	%(6)	0.84	%(6)	1.03%	0.78%	0.28%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Medical Fund
No Load Class	Advisor Class A	Advisor Class C		No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the	For the	February 16, 2007ˆ		For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	through		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007	2007	2007		2006	2006	2005	2005	2004	2004

$17.83	$17.47	$18.29		$16.64	$16.34	$16.76	$16.49	$15.67	$15.47

0.10	0.05	(0.04)		0.06	0.01	(0.18)	(0.22)	(0.10)	(0.11)

2.67	2.62	1.79		2.40	2.35	0.06	0.07	1.19	1.13

2.77	2.67	1.75		2.46	2.36	(0.12)	(0.15)	1.09	1.02

0.01	0.00(3)	0.00	(3)	0.00 (3)	—	0.00 (3)	—	—	—

(0.10)	(0.06)	(0.01)		(0.04)	—	—	—	—	—
(0.69)	(0.69)	(0.69)		(1.23)	(1.23)	—	—	—	—

(0.79)	(0.75)	(0.70)		(1.27)	(1.23)	—	—	—	—

$19.82	$19.39	$19.34		$17.83	$17.47	$16.64	$16.34	$16.76	$16.49

15.47%	15.16%	9.55	%(5)	14.81%	14.49%	-0.72%	-0.91%	6.96%	6.59%

$13,917	$1,427	$148		$15,527	$711	$13,943	$559	$19,583	$696

2.41%	2.66%	3.19	%(6)	2.28%	2.53%	2.48%	2.73%	2.54%	2.79%
1.40%	1.65%	2.15	%(6)	1.44%	1.69%	2.44%	2.69%	2.39%	2.64%

(0.51)%	(0.76)%	(1.30	)%(6)	(0.51)%	(0.76)%	(1.14)%	(1.39)%	(1.31)%	(1.56)%
0.50%	0.25%	(0.26	)%(6)	0.33%	0.08%	(1.10)%	(1.35)%	(1.16)%	(1.41)%
N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	June 30, 2009		June 30, 2009		June 30, 2009		June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$13.17		$13.01		$12.92		$13.19

Income from Investment Operations:
Net investment income (loss)(2)	0.00	(3)	(0.01)		(0.05)		0.02
Net realized and unrealized gain on investments	4.36		4.30		4.26		4.36

Total from investment operations	4.36		4.29		4.21		4.38

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gain	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$17.53		$17.30		$17.13		$17.57

Total Return(4)	33.11	%(5)	32.97	%(5)	32.59	%(5)	33.21	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$159,740		$12,810		$3,464		$75,216
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83	%(6)	2.08	%(6)	2.58	%(6)	1.78	%(6)
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.15	)%(6)	(0.40	)%(6)	(0.90	)%(6)	(0.10	)%(6)
After expense reimbursement(7)	0.04	%(6)	(0.21	)%(6)	(0.71	)%(6)	0.24	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to Financial Statements.

The Small Cap Opportunities Fund
No Load Class		Advisor Class A		Advisor Class C		Institutional Class		No Load Class	Advisor Class A	Advisor Class C		Institutional Class
For the		For the		For the		For the		For the	For the	February 16, 2007ˆ		For the
Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	through		Year Ended
December 31,		December 31,		December 31,		December 31,		December 31,	December 31,	December 31,		December 31,
2008		2008		2008		2008		2007	2007	2007		2007

$31.92		$31.63		$31.57		$31.92		$26.92	$26.71	$28.70		$26.91

0.05		(0.01)		(0.12)		0.10		0.01	(0.07)	(0.21)		0.07
(18.53	)(8)	(18.34	)(8)	(18.26	)(8)	(18.56	)(8)	5.29	5.25	3.33		5.29

(18.48)		(18.35)		(18.38)		(18.46)		5.30	5.18	3.12		5.36

0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.02		0.00 (3)

—		—		—		—		(0.23)	(0.19)	(0.20)		(0.28)
(0.27)		(0.27)		(0.27)		(0.27)		(0.07)	(0.07)	(0.07)		(0.07)

(0.27)		(0.27)		(0.27)		(0.27)		(0.30)	(0.26)	(0.27)		(0.35)

$13.17		$13.01		$12.92		$13.19		$31.92	$31.63	$31.57		$31.92

-57.88	%(8)	-58.00	%(8)	-58.20	%(8)	-57.82	%(8)	19.65%	19.36%	10.94	%(5)	19.91%

$126,971		$12,090		$2,871		$68,408		$729,278	$36,390	$4,942		$316,709

1.79%		2.04%		2.54%		1.74%		1.71%	1.96%	2.47	%(6)	1.66%
1.67%		1.92%		2.42%		1.47%		1.69%	1.94%	2.45	%(6)	1.49%

0.09%		(0.16)%		(0.66)%		0.14%		0.00%	(0.25)%	(0.76	)%(6)	0.05%
0.21%		(0.04)%		(0.54)%		0.41%		0.02%	(0.23)%	(0.75	)%(6)	0.22%
N/A		N/A		N/A		N/A		N/A	N/A	N/A		N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class	Advisor Class A	Institutional Class	No Load Class
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2006	2006	2005

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$21.02	$20.89	$21.00	$18.69

Income from Investment Operations:
Net investment income (loss)(2)	0.03	(0.03)	0.08	0.12
Net realized and unrealized gain on investments	5.92	5.88	5.91	2.35

Total from investment operations	5.95	5.85	5.99	2.47

Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.05)	(0.03)	(0.08)	(0.01)
From net realized gain	—	—	—	(0.13)

Total distributions	(0.05)	(0.03)	(0.08)	(0.14)

Net Asset Value, End of Period	$26.92	$26.71	$26.91	$21.02

Total Return(4)	28.37%	28.03%	28.52%	13.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$268,875	$12,144	$209,592	$55,979
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83%	2.08%	1.78%	1.93%
After expense reimbursement(7)	1.58%	1.83%	1.38%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.14)%	(0.39)%	(0.09)%	0.18%
After expense reimbursement(7)	0.11%	(0.14)%	0.31%	0.45%
Portfolio turnover rate	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Small Cap Opportunities Fund
Advisor Class A	Institutional Class		No Load Class	Advisor Class A
For the	August 12, 2005ˆ		For the	For the
Year Ended	through		Year Ended	Year Ended
December 31,	December 31,		December 31,	December 31,
2005	2005		2004	2004

$18.63	$20.48		$16.55	$16.50

0.02	0.00	(3)	0.22	0.18
2.38	0.67		2.49	2.49

2.40	0.67		2.71	2.67

0.00 (3)	—		—	—

(0.01)	(0.02)		(0.16)	(0.13)
(0.13)	(0.13)		(0.41)	(0.41)

(0.14)	(0.15)		(0.57)	(0.54)

$20.89	$21.00		$18.69	$18.63

12.83%	3.23	%(5)	16.40%	16.17%

$5,205	$67,586		$35,702	$2,929

2.16%	1.77	%(6)	2.03%	2.28%
1.94%	1.59	%(6)	1.74%	1.99%

(0.17)%	(0.21	)%(6)	1.01%	0.76%
0.06%	(0.03	)%(6)	1.30%	1.05%
N/A	N/A		N/A	N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Kinetics Government Money Market Fund
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2009		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2008	2007	2006	2005	2004

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	—		0.01	0.04	0.04	0.02	—
Net realized and unrealized gain on investments	—		—	—	—	—	—

Total from investment operations	—		0.01	0.04	0.04	0.02	—

Less Distributions:
From net investment income	—		(0.01)	(0.04)	(0.04)	(0.02)	—

Total distributions	—		(0.01)	(0.04)	(0.04)	(0.02)	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00	%(3)	0.91%	3.77%	4.45%	1.88%	0.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,876		$2,688	$1,190	$1,425	$1,052	$1,166
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.94	%(4)	3.55%	6.42%	3.94%	5.08%	2.11%
After expense reimbursement(2)	0.09	%(4)	0.76%	0.98%	0.22%	1.06%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.84	)%(4)	(1.98)%	(1.74)%	0.73%	(2.17)%	(1.13)%
After expense reimbursement(2)	0.01	%(4)	0.81%	3.70%	4.45%	1.85%	0.00%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

(This page intentionally left blank)

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class		No Load Class
	For the Six		For the Six		For the Six		For the Six		For the
	Months Ended		Months Ended		Months Ended		Months Ended		Year Ended
	June 30, 2009		June 30, 2009		June 30, 2009		June 30, 2009		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$7.22		$7.22		$7.17		$7.21		$16.12

Income from Investment Operations:
Net investment income (loss)	0.02	(2)	0.01	(2)	(0.01	)(2)	0.02	(2)	0.11 (2)
Net realized and unrealized gain (loss) on investments	2.10		2.13		2.13		2.15		(9.02)
Payment by adviser	—		—		—		—		0.06

Total from investment operations	2.12		2.14		2.12		2.17		(8.85)

Redemption Fees	0.03	(3)	0.00	(3)	0.00	(3)	—		0.01
Less Distributions:
From net investment income	—		—		—		—		(0.06)
From net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		(0.06)

Net Asset Value, End of Period	$9.37		$9.36		$9.29		$9.38		$7.22

Total Return(4)	29.78	%(5)	29.64	%(5)	29.57	%(5)	30.10	%(5)	-54.82%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$36,493		$19,047		$5,498		$7		$34,246
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97	%(6)	2.22	%(6)	2.72	%(6)	1.92	%(6)	1.82%
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.11	%(6)	(0.14	)%(6)	(0.64	)%(6)	0.16	%(6)	0.78%
After expense reimbursement(7)	0.44	%(6)	0.19	%(6)	(0.31	)%(6)	0.64	%(6)	0.94%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Market Opportunities Fund
Advisor Class A	Advisor Class C	Institutional Class		No Load Class	Advisor Class A	Advisor Class C		No Load Class		Advisor Class A
For the	For the	May 19, 2008ˆ		For the	For the	February 16, 2007ˆ		January 31, 2006ˆ		January 31, 2006ˆ
Year Ended	Year Ended	through		Year Ended	Year Ended	through		through		through
December 31,	December 31,	December 31,		December 31,	December 31,	December 31,		December 31,		December 31,
2008	2008	2008		2007	2007	2007		2006		2006

$16.07	$16.01	$13.71		$12.05	$12.04	$12.99		$10.00		$10.00

0.08 (2)	0.02 (2)	0.08	(2)	0.04 (2)	0.00 (2)	(0.05	)(2)	0.04		0.02

(8.97)	(8.91)	(6.55)		4.05	4.04	3.07		2.05		2.05
0.06	0.06	0.06		—	—	—		—		—

(8.83)	(8.83)	(6.41)		4.09	4.04	3.02		2.09		2.07

0.00 (3)	0.00 (3)	—		0.01	0.00 (3)	0.00	(3)	0.00	(3)	—

(0.02)	(0.01)	(0.09)		(0.03)	(0.01)	—		(0.04)		(0.03)
—	—	—		—	—	—		—		—

(0.02)	(0.01)	(0.09)		(0.03)	(0.01)	—		(0.04)		(0.03)

$7.22	$7.17	$7.21		$16.12	$16.07	$16.01		$12.05		$12.04

-54.91%	-55.13%	-46.77	%(5)	34.03%	33.54%	23.25	%(5)	20.85	%(5)	20.68	%(5)

$18,514	$4,771	$5		$63,004	$43,907	$8,790		$7,994		$9,591

2.07%	2.57%	1.82	%(6)	1.91%	2.16%	2.66	%(6)	2.68	%(6)	2.93	%(6)
1.91%	2.41%	1.44	%(6)	1.74%	1.99%	2.49	%(6)	1.46	%(6)	1.71	%(6)

0.53%	0.03%	0.94	%(6)	0.12%	(0.14)%	(0.60	)%(6)	(0.76	)%(6)	(1.01	)%(6)
0.69%	0.19%	1.32	%(6)	0.29%	0.03%	(0.43	)%(6)	0.46	%(6)	(0.21	)%(6)
N/A	N/A	N/A		N/A	N/A	N/A		N/A		N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Water Infrastructure Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class		No Load Class
	For the Six		For the Six		For the Six		For the Six		For the
	Months Ended		Months Ended		Months Ended		Months Ended		Year Ended
	June 30, 2009		June 30, 2009		June 30, 2009		June 30, 2009		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$7.61		$7.59		$7.54		$7.63		$10.17

Income from Investment Operations:
Net investment income(2)	0.03		0.02		0.01		0.04		0.10
Net realized and unrealized gain (loss) on investments	0.46		0.46		0.44		0.45		(2.66)

Total from investment operations	0.49		0.48		0.45		0.49		(2.56)

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.02		0.00 (3)
Less Distributions:
From net investment income	—		—		—		—		—
From net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		—

Net Asset Value, End of Period	$8.10		$8.07		$7.99		$8.14		$7.61

Total Return(4)	6.44	%(5)	6.32	%(5)	5.97	%(5)	6.68	%(5)	-25.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,375		$6,052		$2,213		$238		$6,598
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.45	%(6)	2.70	%(6)	3.20	%(6)	2.40	%(6)	2.20%
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)	1.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.14	%(6)	(0.11	)%(6)	(0.61	)%(6)	0.19	%(6)	0.55%
After expense reimbursement(7)	0.95	%(6)	0.70	%(6)	0.20	%(6)	1.15	%(6)	1.10%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Water Infrastructure Fund
Advisor Class A	Advisor Class C	Institutional Class	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
For the	For the	For the	June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ
Year Ended	Year Ended	Year Ended	through		through		through		through
December 31,	December 31,	December 31,	December 31,		December 31,		December 31,		December 31,
2008	2008	2008	2007		2007		2007		2007

$10.17	$10.16	$10.18	$10.00		$10.00		$10.00		$10.00

0.07	0.03	0.12	0.06		0.05		0.02		0.06

(2.65)	(2.65)	(2.67)	0.20		0.20		0.21		0.21

(2.58)	(2.62)	(2.55)	0.26		0.25		0.23		0.27

0.00 (3)	—	0.00 (3)	—		0.00	(3)	0.00	(3)	—

—	—	—	(0.04)		(0.03)		(0.02)		(0.04)
—	—	—	(0.05)		(0.05)		(0.05)		(0.05)

—	—	—	(0.09)		(0.08)		(0.07)		(0.09)

$7.59	$7.54	$7.63	$10.17		$10.17		$10.16		$10.18

-25.37%	-25.79%	-25.05%	2.64	%(5)	2.55	%(5)	2.33	%(5)	2.76	%(5)

$7,661	$1,571	$251	$2,385		$2,459		$1,201		$103

2.45%	2.95%	2.15%	3.62	%(6)	3.87	%(6)	4.37	%(6)	3.58	%(6)
1.90%	2.40%	1.45%	1.74	%(6)	1.99	%(6)	2.49	%(6)	1.54	%(6)

0.30%	(0.20)%	0.60%	(0.73	)%(6)	(0.98	)%(6)	(1.48	)%(6)	(0.69	)%(6)
0.85%	0.35%	1.30%	1.15	%(6)	0.90	%(6)	0.40	%(6)	1.35	%(6)
N/A	N/A	N/A	N/A		N/A		N/A		N/A

See Notes to Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the		For the		For the
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	June 30, 2009		June 30, 2009		June 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$8.22		$8.20		$8.17

Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.83		0.82		0.81

Total from investment operations	0.78		0.77		0.74

Redemption Fees	—		—		—
Less Distributions:
From net investment income	—		—		—
From net realized gains	—		—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$9.00		$8.97		$8.91

Total Return(4)	9.49	%(5)	9.39	%(5)	9.06	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$681		$92		$89
Ratio of operating expenses to average net assets:
Before expense reimbursement	16.68	%(6)	16.93	%(6)	17.43	%(6)
After expense reimbursement(7)	1.49	%(6)	1.74	%(6)	2.24	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(16.27	)%(6)	(16.52	)%(6)	(17.02	)%(6)
After expense reimbursement(7)	(1.08	)%(6)	(1.33	)%(6)	(1.83	)%(6)
Portfolio turnover rate	N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to Financial Statements.

The Multi-Disciplinary Fund
Institutional Class		No Load Class		Advisor Class A		Advisor Class C		Institutional Class
For the		For the Period		For the Period		For the Period		For the Period
Six Months		February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ
Ended		through		through		through		through
June 30, 2009		December 31,		December 31,		December 31,		December 31,
(Unaudited)		2008		2008		2008		2008

$8.23		$10.00		$10.00		$10.00		$10.00

(0.04)		0.01		(0.01)		(0.05)		0.02
0.84		(1.79)		(1.79)		(1.78)		(1.79)

0.80		(1.78)		(1.80)		(1.83)		(1.77)

—		—		—		—		—

—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)
—		—		—		—		—

—		(0.00)		(0.00)		(0.00)		(0.00)

$9.03		$8.22		$8.20		$8.17		$8.23

9.72	%(5)	-17.76	%(5)	-17.97	%(5)	-18.30	%(5)	-17.65	%(5)

$90		$99		$84		$88		$82

16.63	%(6)	17.58	%(6)	17.83	%(6)	18.33	%(6)	17.53	%(6)
1.29	%(6)	1.49	%(6)	1.74	%(6)	2.24	%(6)	1.29	%(6)

(16.22	)%(6)	(15.99	)%(6)	(16.24	)%(6)	(16.74	)%(6)	(15.94	)%(6)
(0.88	)%(6)	0.10	%(6)	(0.15	)%(6)	(0.65	)%(6)	0.30	%(6)
N/A		N/A		N/A		N/A		N/A

See Notes to Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2009 (Unaudited)

The Internet Portfolio

The Global Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2009 (Unaudited) — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2009 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2009 (Unaudited) — (Continued)

The Market Opportunities Portfolio

The Water Infrastructure Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2009 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 94.11%	Shares	Value

	Aerospace & Defense — 2.72%
CAI	CACI International, Inc. — Class A*(1)	55,000	$2,349,050

	Asian Exchanges — 2.78%
388 HK	Hong Kong Exchanges & Clearing Limited	110,000	1,713,150
8697 JP	Osaka Securities Exchange Co., Ltd.	144	692,085

			2,405,235

	Asset Management — 0.91%
URB/A CN	Urbana Corp. — Class A*	240,000	313,631
GROW	US Global Investors, Inc. — Class A(1)	48,000	444,480
WSDT	WisdomTree Investments, Inc.*(1)	24,000	26,400

			784,511

	Capital Markets — 1.53%
CLST LN	Collins Stewart plc	4,000	4,738
LAB	LaBranche & Co. Inc.*	210,000	903,000
NTRS	Northern Trust Corp.	2,000	107,360
RMG	Riskmetrics Group Inc.*(1)	5,700	100,662
STT	State Street Corporation(1)	4,000	188,800
TLPR LN	Tullett Prebon plc	4,000	19,479

			1,324,039

	Commercial Services & Supplies — 6.16%
CDCO	Comdisco Holding Company, Inc.*(1)	194,400	1,419,120
CSGP	CoStar Group, Inc.*(1)	2,000	79,740
MWW	Monster Worldwide, Inc.*	2,000	23,620
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	162,000	3,798,900

			5,321,380

	Communications Equipment — 1.27%
SATS	EchoStar Corporation — Class A*	10,000	159,400
JDSU	JDS Uniphase Corporation*	45,000	257,400
QCOM	QUALCOMM Inc.	15,000	678,000

			1,094,800

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Computers & Peripherals — 3.97%
AAPL	Apple, Inc.*	5,000	$712,150
EMC	EMC Corporation*(1)	140,000	1,834,000
NTAP	NetApp, Inc.*	45,000	887,400

			3,433,550

	Consumer Finance — 0.27%
AXP	American Express Company(1)	10,000	232,400

	Diversified Consumer Services — 0.93%
APOL	Apollo Group, Inc. — Class A*	2,000	142,240
EDU	New Oriental Education & Technology Group, Inc. — ADR*	3,550	239,128
BID	Sotheby’s(1)	30,000	423,300

			804,668

	Diversified Financial Services — 3.62%
CLE LN	Climate Exchange PLC*	40,000	563,644
CME	CME Group, Inc.(1)	3,300	1,026,663
ICE	IntercontinentalExchange Inc.*(1)	13,000	1,485,120
MKTX	MarketAxess Holdings, Inc.*	6,000	57,180

			3,132,607

	Diversified Telecommunication Services — 0.47%
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited*	2,300,000	314,579
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited — ADR*	45,000	94,500

			409,079

	Electronic Equipment & Instruments — 0.18%
ID	L-1 Identity Solutions, Inc.*	20,000	154,800

	European Exchanges — 0.36%
DB1 GR	Deutsche Boerse AG	4,000	310,200

	Funds, Trusts, and Other Financial Vehicles — 0.17%
HHH	Internet HOLDRs Trust	3,500	149,800

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Global Exchanges — 3.95%
JSE SJ	JSE Limited	60,000	$377,293
SGX SP	Singapore Exchange Limited	620,000	3,039,216

			3,416,509

	Holding Company — 9.43%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,315,601
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	28
LUK	Leucadia National Corporation*	324,000	6,833,160

			8,148,789

	Hotels, Restaurants & Leisure — 1.12%
CTRP	Ctrip.com International Ltd. — ADR*(1)	3,000	138,900
IILG	Interval Leisure Group, Inc.*	200	1,864
200 HK	Melco International Development Limited*	1,500,000	824,511

			965,275

	Household Durables — 0.82%
IEP	Icahn Enterprises LP(1)	18,000	705,960

	Internet & Catalog Retail — 0.99%
EBAY	eBay, Inc.*	40,000	685,200
EXPE	Expedia, Inc.*	4,000	60,440
HSNI	HSN, Inc.*	200	2,114
NFLX	Netflix, Inc.*	1,000	41,340
OSTK	Overstock.com, Inc.*(1)	1,000	11,960
PCLN	Priceline.com Incorporated*(1)	500	55,775
TKTM	Ticketmaster*	200	1,284

			858,113

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Internet Software & Services — 8.59%
BIDU	Baidu.com, Inc. — ADR*(1)	9,700	$2,920,573
JRJC	China Finance Online Company — ADR*(1)	10,000	103,550
GOOG	Google Inc. — Class A*(1)	3,200	1,349,088
IACI	IAC/InterActiveCorp*	60,740	974,877
ICGE	Internet Capital Group, Inc.*(1)	15,000	100,950
NTES	NetEase.com Inc. — ADR*	200	7,036
SINA	SINA Corp*(1)	26,000	766,480
SOHU	Sohu.com Inc.*(1)	18,000	1,130,940
UNTD	United Online, Inc.	10,000	65,100

			7,418,594

	IT Services — 12.22%
ACXM	Acxiom Corporation	30,150	266,225
BR	Broadridge Financial Solutions Inc.(1)	100,000	1,658,000
CTSH	Cognizant Technology Solutions Corporation — Class A*	39,000	1,041,300
INFY	Infosys Technologies Limited — ADR(1)	30,000	1,103,400
IRM	Iron Mountain Incorporated*(1)	6,000	172,500
MANT	ManTech International Corporation — Class A*	82,000	3,529,280
MA	Mastercard, Inc. — Class A(1)	6,000	1,003,860
SAPE	Sapient Corporation*	20,000	125,800
V	Visa, Inc. — Class A(1)	20,000	1,245,200
WU	Western Union Company	25,000	410,000

			10,555,565

	Leisure Equipment & Products — 0.01%
MVL	Marvel Entertainment, Inc.*	322	11,460

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Media — 18.13%
DWA	DreamWorks Animation SKG, Inc. — Class A*	150,000	$4,138,500
SSP	The E.W. Scripps Company — Class A(1)	898,065	1,876,956
IAR	Idearc Inc.*(1)	364,000	13,504
LBTYK	Liberty Global, Inc. — Series C*(1)	100,707	1,592,178
SNI	Scripps Networks Interactive — Class A	65,000	1,808,950
SIRI	Sirius XM Radio, Inc.*(1)	46,000	19,780
TWC	Time Warner Cable, Inc.(1)	21,754	688,949
TWX	Time Warner, Inc.(1)	86,666	2,183,117
DIS	The Walt Disney Co.	11,380	265,495
WMG	Warner Music Group Corp.*	310,000	1,813,500
WPO	The Washington Post Company — Class B	3,600	1,267,848

			15,668,777

	Other Exchanges — 0.69%
ASX AU	ASX Ltd.	18,000	536,519
NZX NZ	NZX Ltd.*	12,000	55,745

			592,264

	Prepackaged Software — 0.57%
CHKP	Check Point Software Technologies Ltd.*(1)	21,000	492,870

	Publishing — 0.15%
MCO	Moody’s Corporation(1)	4,000	105,400
RHD	R.H. Donnelley Corporation*(1)	484,000	26,620

			132,020

	Software — 6.25%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	612,000
MVSN	Macrovision Solutions Corporation*(1)	152,880	3,334,313
MFE	McAfee, Inc.*	15,000	632,850
MSFT	Microsoft Corp.	15,000	356,550
SYMC	Symantec Corporation*	30,000	466,800

			5,402,513

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Special Purpose Entity — 0.03%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	$0
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	24,393

			24,393

	Thrifts & Mortgage Finance — 0.11%
TREE	Tree.com, Inc.*	10,033	96,317

	U.S. Equity Exchanges — 2.42%
NDAQ	The Nasdaq OMX Group*	54,470	1,160,756
NYX	NYSE Euronext	34,000	926,500

			2,087,256

	Wireless Telecommunication Services — 3.29%
CHU	China Unicom (Hong Kong) Limited — ADR	159,793	2,131,639
2332 HK	Hutchison Telecommunications International Limited	2,300,000	540,125
HTX	Hutchison Telecommunications International Limited — ADR	45,000	159,750
SNSHA	Sunshine PCS Corp. — Class A*	149,890	13,490

			2,845,004

	TOTAL COMMON STOCKS (cost $72,021,975)		81,327,798

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0

	TOTAL ESCROW NOTES (cost $0)		0

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 2.31%	Amount	Value

	Diversified Telecommunication Services — 2.31%
52729NAS9	Level 3 Communications, Inc., CLB(1)
	6.000%, 03/15/2010	$2,000,000	$2,000,000

	TOTAL CONVERTIBLE BONDS (cost $1,786,332)		2,000,000

	RIGHTS — 1.52%	Shares

	Commercial Services & Supplies — 1.52%
CDCOR	Comdisco Holding Company, Inc.(1) Expiration Date: 12/31/2050 Strike Price $1.00#	12,240,699	1,310,979

	TOTAL RIGHTS (cost $3,253,775)		1,310,979

	SHORT-TERM INVESTMENTS — 2.04%

	Money Market Funds — 2.04%
FIUXX	First American Prime Obligations Fund — Class I@	1,760,117	1,760,117

	TOTAL SHORT-TERM INVESTMENTS (cost $1,760,117)		1,760,117

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 40.31%

	Investment Companies — 40.31%
	Mount Vernon Securities Lending Trust — Prime Portfolio	34,839,206	34,839,206

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $34,839,206)		34,839,206

	TOTAL INVESTMENTS — 140.29% (cost $113,661,405)		$121,238,100

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
@ All or a portion of the shares have been committed as collateral for written option contracts.

# —	Contingent value right (contingent upon profitability of company).

+ —	Security is considered illiquid. The aggregate value of such securities is $24,393 or 0.03% of net assets.

ADR —	American Depository Receipt.

CLB —	Callable Security.

GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $32,986,828 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 96.98%	Shares	Value

	Airlines — 2.99%
753 HK	Air China Limited — Class H*	50,000	$24,516
670 HK	China Eastern Airlines Corporation Limited — Class H*	100,000	22,451
1055 HK	China Southern Airlines Company Limited — Class H*	96,000	26,632
JAARF	Jazz Air Income Fund	11,775	33,205

			106,804

	Asset Management — 5.53%
CML SJ	Coronation Fund Managers Ltd.	30,000	23,770
DC/A CN	Dundee Corporation — Class A*	1,600	9,299
URB/A CN	Urbana Corp. — Class A*	39,300	51,357
GROW	US Global Investors, Inc. — Class A(1)	7,000	64,820
806 HK	Value Partners Group Limited	111,000	48,267

			197,513

	Automobiles — 0.84%
TTM	Tata Motors Limited — ADR	3,500	29,820

	Beverages — 2.49%
168 HK	Tsingtao Brewery Co. Limited — Class H	28,000	88,877

	Brokerage & Investment Banking — 0.68%
NMR	Nomura Holdings, Inc. — ADR(1)	2,900	24,447

	Chemicals — 0.72%
3402 JP	Toray Industries, Inc.	5,000	25,536

	Commercial Banks — 9.72%
3988 HK	Bank of China Ltd. — Class H	136,000	64,753
939 HK	China Construction Bank Corp. — Class H	70,000	54,283
HDB	HDFC Bank Ltd. — ADR	620	63,941
IBN	ICICI Bank Ltd. — ADR	1,500	44,250
1398 HK	Industrial & Commercial Bank of China — Class H	80,000	55,742
SBKFF	State Bank of India — GDR	900	63,900

			346,869

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Commercial Services & Supplies — 0.29%
BXB AU	Brambles Limited	2,145	$10,302

	Construction & Engineering — 2.51%
1186 HK	China Railway Construction Corp. — Class H	26,000	40,123
390 HK	China Railway Group Ltd. — Class H*	24,000	19,293
BOKA NA	Koninklijke Boskalis Westminster NV	400	9,068
NTBC LN	Noida Toll Bridge Company Ltd. — GDR*	6,000	21,000

			89,484

	Construction Materials — 0.43%
3323 HK	China National Building Material Company Ltd. — Class H	8,000	15,504

	Consumer Finance — 1.74%
COMPARTO MM	Banco Compartamos SA de CV	8,000	26,014
IX	ORIX Corporation — ADR	800	23,632
8564 JP	Takefuji Corporation	2,270	12,442

			62,088

	Diversified Consumer Services — 1.76%
4668 JP	Meiko Network Japan Co., Ltd.	5,800	29,742
2437 JP	Shinwa Art Auction Co., Ltd.*	110	32,999

			62,741

	Diversified Financial Services — 1.37%
	Crisil Ltd. — PN	240	17,203
	ICRA Limited — PN	650	10,447
IFSS LI	Indiabulls Financial Services Ltd. — GDR	1,000	2,660
	Power Finance Corporation — PN	4,620	18,714

			49,024

	Diversified Telecommunication Services — 0.55%
TCL	Tata Communications Limited — ADR	1,000	19,660

	Electronic Equipment & Instruments — 0.57%
6861 JP	Keyence Corp.	100	20,449

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Electronic Equipment, Instruments & Components — 0.54%
6592 JP	Mabuchi Motor Co., Ltd.	400	$19,349

	Food — 0.15%
PJP IX	X5 Retail Group N.V. — GDR*	350	5,337

	Food & Staples Retailing — 0.27%
LIQ-U CN	Liquor Stores Income Fund	870	9,821

	Food Products — 2.29%
CRESY	Cresud S.A.C.I.F.y A. — ADR	1,500	14,145
KWS GR	KWS Saat AG	200	35,916
MEW-U CN	Menu Foods Income Fund — UT*	8,040	10,023
VT CN	Viterra, Inc.*	2,500	21,708

			81,792

	Funds, Trusts and Other Financial Vehicles — 0.69%
1615 JP	TOPIX Banks Exchange Traded Fund	13,400	24,759

	Global Exchanges — 8.48%
BURSA MK	Bursa Malaysia Bhd	10,200	20,023
388 HK	Hong Kong Exchanges & Clearing Limited	6,500	101,232
JSE SJ	JSE Limited	2,225	13,991
PSE PM	Philippine Stock Exchange, Inc.	3,200	17,953
SGX SP	Singapore Exchange Limited	30,500	149,510

			302,709

	Health Care Equipment & Supplies — 0.43%
3593 JP	Hogy Medical Co., Ltd.	300	15,259

	Hotels, Restaurants & Leisure — 1.62%
IHTD LI	Indian Hotels Company Limited — GDR	5,000	6,894
MPEL	Melco Crown Entertainment Ltd. — ADR*	4,000	18,000
200 HK	Melco International Development Limited*	60,000	32,980

			57,874

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Insurance — 3.85%
LFC	China Life Insurance Co., Limited — ADR	500	$27,720
2628 HK	China Life Insurance Co., Limited — Class H	16,000	58,838
2318 HK	Ping An Insurance Group Company of China Limited — Class H	7,500	50,758

			137,316

	Leisure Equipment & Products — 0.64%
7309 JP	Shimano Inc.	600	22,982

	Machinery — 0.68%
6954 JP	Fanuc Ltd.	300	24,166

	Media — 0.85%
4765 JP	Morningstar Japan K. K	75	30,363

	Metals & Mining — 3.08%
HNDNF	Hindalco Industries Limited — GDR (Acquired 08/06/08-10/01/08 at $43,060)ˆ	14,285	25,779
358 HK	Jiangxi Copper Company Ltd. — Class H	14,000	22,942
SLT	Sterlite Industries India Ltd. — ADR	4,000	49,760
VED LN	Vedanta Resources Plc	550	11,654

			110,135

	Multiline Retail — 0.27%
	Pantaloon Retail India Limited — PN	1,500	9,622

	Office Electronics — 0.77%
CAJ	Canon Inc. — ADR(1)	840	27,325

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Oil, Gas & Consumable Fuels — 8.97%
SNP	China Petroleum & Chemical Corp. — ADR	450	$34,137
386 HK	China Petroleum & Chemical Corp. — Class H	64,000	48,805
1088 HK	China Shenhua Energy Company Limited — Class H	14,000	51,574
CEO	CNOOC Limited — ADR(1)	300	36,909
GAID LI	Gail India Limited — GDR	1,500	54,525
PTR	PetroChina Company Limited — ADR	350	38,668
	Petronet LNG Ltd. — PN	9,615	14,100
RIGD LI	Reliance Industries Ltd. — GDR (Acquired 04/03/08-05/06/08 at $63,073)ˆ	500	41,500

			320,218

	Real Estate — 6.65%
1 HK	Cheung Kong (Holdings) Limited	4,000	45,987
	DLF Ltd. — PN	2,330	15,117
12 HK	Henderson Land Development Company Limited	12,000	68,825
	Housing Development & Infrastructure Limited — PN*	3,120	15,221
823 HK	The Link REIT	31,000	66,160
XIN	Xinyuan Real Estate Co. Ltd. — ADR*	4,000	25,920

			237,230

	Road & Rail — 0.83%
CNI	Canadian National Railway Company	345	14,821
CP	Canadian Pacific Railway Limited	375	14,925

			29,746

	Software — 3.10%
FTIS LI	Financial Technologies (India) Ltd. — GDR	20,800	88,400
4733 JP	Obic Business Consultants Co., Ltd.	550	22,380

			110,780

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Tobacco — 1.76%
ITC IX	ITC Limited — GDR	7,000	$27,873
PM	Philip Morris International, Inc.	800	34,896

			62,769

	Transportation Infrastructure — 13.94%
995 HK	Anhui Expressway Co. Ltd. — Class H	66,000	37,300
694 HK	Beijing Capital International Airport Company Limited — Class H*	125,000	87,580
357 HK	Hainan Meilan International Airport Company Limited — Class H	65,000	40,174
737 HK	Hopewell Highway Infrastructure Limited	35,600	19,936
54 HK	Hopewell Holdings Limited	16,000	50,167
ICT PM	International Container Terminal Services, Inc.	60,600	19,518
9706 JP	Japan Airport Terminal Co., Ltd.	800	9,733
177 HK	Jiangsu Expressway Company Ltd. — Class H	54,000	39,646
	Mundra Port And Special Economic Zone Ltd. — PN	830	10,466
NCSP LI	Novorossiysk Sea Trade Port — GDR*	800	7,680
548 HK	Shenzhen Expressway Company Limited — Class H	54,000	25,711
107 HK	Sichuan Expressway Co. Limited — Class H*	114,000	47,071
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	64,738
576 HK	Zhejiang Expressway Co., Limited. — Class H	48,000	38,090

			497,810

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Utilities — 4.93%
855 HK	China Water Affairs Group Limited*	76,000	$19,221
991 HK	Datang International Power Generation Company Limited — Class H	96,000	58,467
HNP	Huaneng Power International, Inc. — ADR(1)	1,200	33,684
	Power Grid Corporation of India Limited — PN	12,460	28,455
RIFS LI	Reliance Infrastructure Ltd. — GDR	450	36,000

			175,827

	TOTAL COMMON STOCKS (cost $4,276,632)		3,462,307

	PREFERRED STOCKS — 0.00%

	Diversified Telecommunication Services — 0.00%
PTVI	PTV, Inc. — Series A, CLB*	487	117

	TOTAL PREFERRED STOCKS (cost $3,399)		117

	SHORT-TERM INVESTMENTS — 6.16%

	Money Market Funds — 6.16%
FIUXX	First American Prime Obligations Fund — Class I	118,445	118,445
FAIXX	First American Prime Obligations Fund — Class Y	101,283	101,283

	TOTAL SHORT-TERM INVESTMENTS (cost $219,728)		219,728

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 5.56%	Shares	Value

	Investment Companies — 5.56%
	Mount Vernon Securities Lending Trust — Prime Portfolio	198,369	$198,369

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $198,369)		198,369

	TOTAL INVESTMENTS — 108.70% (cost $4,698,128)		$3,880,521

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. The aggregate value of such securities is $67,279 or 1.88% of net assets.

ADR —	American Depository Receipt.

CLB —	Callable Security.

GDR —	Global Depository Receipt.

PN —	Participatory Note.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $184,695 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 97.46%	Shares	Value

	Aerospace & Defense — 0.48%
CAI	CACI International, Inc. — Class A*(1)	151,612	$6,475,348

	Airlines — 0.45%
670 HK	China Eastern Airlines Corporation Limited — Class H*	8,807,000	1,977,301
1055 HK	China Southern Airlines Company Limited — Class H*	14,738,000	4,088,580

			6,065,881

	Asian Exchanges — 1.93%
8697 JP	Osaka Securities Exchange Co., Ltd.	5,454	26,212,716

	Asset Management — 4.96%
BLK	BlackRock, Inc.(1)	42,003	7,368,166
BX	The Blackstone Group LP(1)	218,942	2,307,649
BAM	Brookfield Asset Management Inc. — Class A	1,850,324	31,585,031
CNS	Cohen & Steers, Inc.(1)	187,454	2,802,437
EV	Eaton Vance Corp.(1)	313,188	8,377,779
LM	Legg Mason, Inc.(1)	112,847	2,751,210
POW CN	Power Corporation of Canada(1)	383,190	8,842,213
PZN	Pzena Investment Management, Inc. — Class A(1)	222,280	1,684,882
URB/A CN	Urbana Corp. — Class A*	449,500	587,405
GROW	US Global Investors, Inc. — Class A(1)	86,078	797,082
806 HK	Value Partners Group Limited	707,000	307,429
WSDT	WisdomTree Investments, Inc.*(1)	12,000	13,200

			67,424,483

	Beverages — 1.48%
RI FP	Pernod-Ricard SA	35,050	2,206,267
168 HK	Tsingtao Brewery Co. Limited — Class H	5,643,000	17,911,859

			20,118,126

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Capital Markets — 2.15%
BK	The Bank of New York Mellon Corp.(1)	538,980	$15,797,504
JEF	Jefferies Group, Inc.*(1)	59,600	1,271,268
LAB	LaBranche & Co. Inc.*	1,145,250	4,924,575
NTRS	Northern Trust Corp.	42,748	2,294,712
STT	State Street Corporation(1)	105,605	4,984,556

			29,272,615

	Chemicals — 1.94%
SIAL	Sigma-Aldrich Corp.(1)	530,920	26,312,395

	Commercial Banks — 1.60%
3988 HK	Bank of China Ltd. — Class H	7,746,000	3,688,072
CATY	Cathay General Bancorp(1)	92,022	875,129
CLFC	Center Financial Corporation	147,872	372,637
939 HK	China Construction Bank Corp. — Class H	5,697,500	4,418,291
EWBC	East West Bancorp, Inc.(1)	79,458	515,682
HAFC	Hanmi Financial Corporation(1)	158,143	276,750
1398 HK	Industrial & Commercial Bank of China — Class H	5,893,000	4,106,064
MTB	M&T Bank Corporation(1)	18,522	943,326
NARA	Nara Bancorp, Inc.(1)	143,364	742,626
SBID LI	State Bank of India — GDR(1)	68,600	4,870,600
UCBH	UCBH Holdings, Inc.(1)	115,052	144,966
WIBC	Wilshire Bancorp, Inc.(1)	143,266	823,780

			21,777,923

	Consumer Finance — 0.05%
STU	The Student Loan Corporation	16,660	619,752

	Diversified Consumer Services — 0.40%
BID	Sotheby’s(1)	381,975	5,389,667

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 8.53%
AGO	Assured Guaranty Ltd.(1)	1,338,347	$16,568,736
CLE LN	Climate Exchange PLC*	68,640	967,214
CME	CME Group, Inc.(1)	98,013	30,492,824
ICE	IntercontinentalExchange Inc.*(1)	358,115	40,911,058
LSE LN	London Stock Exchange Group plc	1,549,570	17,909,167
PARG SW	Pargesa Holding SA	62,170	3,879,367
TPL	Texas Pacific Land Trust(1)	157,445	5,195,685

			115,924,051

	Electric Utilities — 0.07%
BIP	Brookfield Infrastucture Partners LP(1)	83,176	1,025,560

	European Exchanges — 0.70%
BME SM	Bolsas y Mercados Espanoles	37,200	1,100,089
DB1 GR	Deutsche Boerse AG	107,975	8,373,466

			9,473,555

	Funds, Trusts, and Other Financial Vehicles — 0.62%
GDX	Market Vectors Gold Miners ETF*(1)	223,507	8,439,624

	Gaming — 1.47%
LVS	Las Vegas Sands Corp.*(1)	156,310	1,228,596
MGM	MGM Mirage*(1)	269,020	1,719,038
WYNN	Wynn Resorts Limited*(1)	482,797	17,042,734

			19,990,368

	Global Exchanges — 9.05%
388 HK	Hong Kong Exchanges & Clearing Limited	5,750,600	89,560,380
JSE SJ	JSE Limited	581,020	3,653,579
SGX SP	Singapore Exchange Limited	6,071,500	29,762,255

			122,976,214

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Holding Company — 7.87%
BRK/A	Berkshire Hathaway Inc. — Class A*(1)	331	$29,790,000
BRK/B	Berkshire Hathaway Inc. — Class B*(1)	5,720	16,563,575
GBLB BB	Groupe Bruxelles Lambert S.A.	173,190	12,658,276
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	337
LUK	Leucadia National Corporation*(1)	2,272,934	47,936,178

			106,948,366

	Hotels, Restaurants & Leisure — 0.09%
200 HK	Melco International Development Limited*	2,303,000	1,265,899

	Household Durables — 1.72%
IEP	Icahn Enterprises LP(1)	402,265	15,776,833
JAH	Jarden Corporation*(1)	403,584	7,567,200

			23,344,033

	Independent Power Producers & Energy Traders — 2.78%
CPN	Calpine Corporation*(1)	1,910,230	21,299,065
DYN	Dynegy, Inc. — Class A*	1,785,347	4,052,738
RRI	RRI Energy, Inc.*(1)	2,479,935	12,424,474

			37,776,277

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Insurance — 4.24%
ABK	Ambac Financial Group, Inc.(1)	1,220,414	$1,122,781
LFC	China Life Insurance Co., Limited — ADR(1)	252,389	13,992,446
2628 HK	China Life Insurance Co., Limited — Class H	564,000	2,074,051
MKL	Markel Corporation*(1)	54,095	15,238,562
MBI	MBIA Inc.*(1)	1,369,910	5,931,710
2328 HK	PICC Property & Casualty Co. Ltd. — Class H*	3,136,000	2,164,838
2318 HK	Ping An Insurance Group Company of China Limited — Class H	1,640,000	11,099,025
WSC	Wesco Financial Corporation	1,382	402,162
WTM	White Mountains Insurance Group Ltd.	24,488	5,605,548

			57,631,123

	IT Services — 1.12%
BR	Broadridge Financial Solutions, Inc.(1)	66,827	1,107,992
MA	Mastercard, Inc. — Class A(1)	68,865	11,521,803
V	Visa, Inc. — Class A(1)	4,735	294,801
WU	The Western Union Company	140,287	2,300,707

			15,225,303

	Media — 2.85%
DWA	DreamWorks Animation SKG, Inc. — Class A*(1)	352,306	9,720,122
SSP	The E.W. Scripps Company — Class A(1)	47,980	100,278
SNI	Scripps Networks Interactive — Class A	96,560	2,687,265
TWC	Time Warner Cable, Inc.(1)	75,410	2,388,235
TWX	Time Warner, Inc.(1)	300,430	7,567,832
DIS	The Walt Disney Co.(1)	15,023	350,487
WMG	Warner Music Group Corp.*(1)	1,733,719	10,142,256
WPO	The Washington Post Company — Class B	16,451	5,793,713

			38,750,188

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Metals & Mining — 5.08%
AAUK	Anglo American PLC — ADR(1)	2,068,788	$30,287,056
FNV CN	Franco-Nevada Corporation	1,170,462	28,135,767
RTP	Rio Tinto Plc — ADR(1)	57,478	9,418,920
1171 HK	Yanzhou Coal Mining Company Limited — Class H	841,000	1,156,775

			68,998,518

	Multiline Retail — 0.77%
SHLD	Sears Holdings Corporation*(1)	157,256	10,460,669

	Multi-Utilities — 0.31%
NRG	NRG Energy, Inc.*	164,828	4,278,935

	Oil, Gas & Consumable Fuels — 12.71%
CCJ	Cameco Corporation(1)	156,114	3,996,518
CNQ	Canadian Natural Resources Ltd.(1)	504,396	26,475,746
COS-U CN	Canadian Oil Sands Trust	1,365	32,613
COSWF	Canadian Oil Sands Trust(1)	1,562,573	37,333,021
1898 HK	China Coal Energy Company — Class H	2,357,000	2,791,887
CEO	CNOOC Limited — ADR(1)	45,100	5,548,653
135 HK	CNPC Hong Kong Limited	973,000	803,504
EP	El Paso Corporation	732,452	6,760,532
ECA	EnCana Corporation(1)	339,305	16,785,418
OGZPY	Gazprom OAO — ADR(1)	395,650	8,324,476
IMO	Imperial Oil Ltd.(1)	251,063	9,655,883
NXY	Nexen Inc.(1)	469,603	10,166,905
PWE	Penn West Energy Trust(1)	367,872	4,683,011
PCZ	Petro-Canada	124,979	4,801,693
PBR	Petroleo Brasileiro S.A. — ADR	37,955	1,555,396
SD	SandRidge Energy, Inc.*(1)	126,577	1,078,436
STO	StatoilHydro ASA — ADR(1)	112,749	2,229,048
SU	Suncor Energy, Inc.(1)	966,098	29,311,413
WZR CN	WesternZagros Resources Ltd.*	297,410	411,667

			172,745,820

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Other Exchanges — 1.56%
ASX AU	ASX Ltd.	592,643	$17,664,677
X CN	TMX Group Inc.	124,080	3,609,910

			21,274,587

	Pharmaceuticals — 1.55%
FRX	Forest Laboratories, Inc.*	120,746	3,031,932
MYL	Mylan, Inc.*(1)	38,867	507,214
NVO	Novo-Nordisk A/S — ADR(1)	65,493	3,566,749
PFE	Pfizer, Inc.	728,514	10,927,710
SNY	Sanofi-Aventis — ADR(1)	102,332	3,017,771

			21,051,376

	Publishing — 0.00%
RHD	R.H. Donnelley Corporation*(1)	49,000	2,695

	Real Estate — 3.35%
1 HK	Cheung Kong (Holdings) Limited	1,321,000	15,187,141
12 HK	Henderson Land Development Company Limited	3,231,000	18,531,229
823 HK	The Link REIT	5,539,000	11,821,222

			45,539,592

	Real Estate Investment Trusts (REITs) — 0.23%
ALX	Alexander’s, Inc.(1)	6,418	1,730,293
VNO	Vornado Realty Trust(1)	32,072	1,444,202

			3,174,495

	Real Estate Management & Development — 1.31%
FCE/A	Forest City Enterprises, Inc. — Class A(1)	1,031,626	6,808,731
10 HK	Hang Lung Group Limited	249,000	1,172,702
JOE	The St. Joe Company*(1)	177,027	4,689,445
4 HK	Wharf Holdings Ltd.	1,225,000	5,192,386

			17,863,264

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Road & Rail — 4.11%
BNI	Burlington Northern Santa Fe Corp.	275,782	$20,281,008
CSX	CSX Corp.	313,571	10,858,964
NSC	Norfolk Southern Corp.	290,070	10,926,937
UNP	Union Pacific Corp.(1)	266,384	13,867,951

			55,934,860

	Software — 0.09%
FTIS LI	Financial Technologies (India) Ltd. — GDR	283,000	1,202,750

	Thrifts & Mortgage Finance — 0.59%
FRE	Federal Home Loan Mortgage Corporation*(1)	6,978,903	4,326,920
FNM	Federal National Mortgage Association(1)	6,272,118	3,637,828

			7,964,748

	Transportation Infrastructure — 3.38%
995 HK	Anhui Expressway Co. Ltd. — Class H	4,079,000	2,305,278
694 HK	Beijing Capital International Airport Company Limited — Class H*	31,460,000	22,042,154
357 HK	Hainan Meilan International Airport Company Limited — Class H	3,198,720	1,977,003
177 HK	Jiangsu Expressway Company Ltd. — Class H	4,632,500	3,401,130
548 HK	Shenzhen Expressway Company Limited — Class H	6,923,000	3,296,220
107 HK	Sichuan Expressway Co. Limited — Class H*	18,696,000	7,719,589
3382 HK	Tianjin Port Development Holdings Ltd.	1,656,000	724,362
576 HK	Zhejiang Expressway Co., Limited — Class H	5,659,000	4,490,661

			45,956,397

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	U.S. Equity Exchanges — 3.62%
NDAQ	The Nasdaq OMX Group*(1)	1,332,004	$28,385,005
NYX	NYSE Euronext	762,282	20,772,185

			49,157,190

	Utilities — 1.11%
991 HK	Datang International Power Generation Company Limited — Class H	24,703,000	15,044,827

	Wireless Telecommunication Services — 1.14%
CHL	China Mobile Limited — ADR(1)	134,652	6,743,372
CHU	China Unicom (Hong Kong) Limited — ADR(1)	612,000	8,164,080
762 HK	China Unicom Limited	466,000	616,920

			15,524,372

	TOTAL COMMON STOCKS (cost $1,603,494,210)		1,324,614,562

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%	Amount	Value

	Special Purpose Entity — 0.00%
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*+	$300,000	$0
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	1,000,000	0
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	4

	TOTAL ESCROW NOTES (cost $0)		4

	CONVERTIBLE BONDS — 0.75%

	Real Estate — 0.50%
029169AA7	American Real Estate
	4.100%, 08/15/2013 (Acquired 04/25/2007, at $519,745) ˆ	10,000,000	6,721,000

	Real Estate Management & Development — 0.25%
345550AH0	Forest City Enterprises, Inc. 3.625%, 10/15/2011(1)	4,000,000	3,400,000

	TOTAL CONVERTIBLE BONDS (cost $8,967,523)		10,121,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 0.78%	Amount	Value

	Diversified Financial Services — 0.05%
317928AA7	Finova Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $2,775,288
	(Default Effective 4/29/2005)	$9,503,880	$736,551

	IT Services — 0.73%
319963AP9	First Data Corporation
	9.875%, 09/24/2015	3,966,000	2,815,860
867363AH6	SunGard Data Systems, Inc.
	9.125%, 08/15/2013	7,500,000	7,087,500

			9,903,360

	TOTAL CORPORATE BONDS (cost $17,002,992)		10,639,911

	SHORT-TERM
	INVESTMENTS — 1.97%	Shares

	Money Market Funds — 1.97%
FIUXX	First American Prime Obligations Fund — Class I	26,721,105	26,721,105

	TOTAL SHORT-TERM INVESTMENTS (cost $26,721,105)		26,721,105

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES
Identifier	LENDING — 28.86%	Shares	Value

	Investment Companies — 28.86%
	First American Prime Obligations Fund	110,935,000	$110,935,000
	Mount Vernon Securities Lending Trust — Prime Portfolio	268,438,177	268,438,177
	JP Morgan Prime Money Market Fund	9,035,479	9,035,479
	Reserve Primary Fund+	3,879,174	3,879,174

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $392,287,830)		392,287,830

	TOTAL INVESTMENTS — 129.82% (cost $2,048,473,660)		$1,764,384,412

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. The aggregate value of such securities is $6,721,000 or 0.49% of net assets.

+ —	Security is considered illiquid. The aggregate value of such securities is $3,879,178 or 0.29% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Cash collateral for loaned securities totaled $392,287,830 of which $3,879,174 was illiquid. Total loaned securities had a market value of $368,525,822 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 95.87%	Shares	Value

	Biotechnology — 29.16%
AEZS	AEterna Zentaris Inc.*(1)	102,500	$177,325
AFFX	Affymetrix, Inc.*	125,000	741,250
AMRI	Albany Molecular Research, Inc.*	44,000	369,160
ARNA	Arena Pharmaceuticals, Inc.*(1)	40,000	199,600
AVXT	AVAX Technologies, Inc.*	50,000	1,245
AVGN	Avigen, Inc.*	51,000	67,320
BIIB	Biogen Idec, Inc.*	29,250	1,320,637
CEGE	Cell Genesys, Inc.*(1)	73,725	21,528
CBST	Cubist Pharmaceuticals, Inc.*(1)	20,000	366,600
CRGN	CuraGen Corporation*	96,000	138,240
DCGN	deCODE genetics, Inc.*(1)	11,000	5,830
DNDN	Dendreon Corporation*(1)	29,000	720,650
HGSI	Human Genome Sciences, Inc.*(1)	21,000	60,060
IMGN	ImmunoGen, Inc.*	14,000	120,540
ISA CN	Isotechnika Pharma Inc.*	40,000	7,566
MEDX	Medarex, Inc.*	31,000	258,850
MBRX	Metabasis Therapeutics, Inc.*	44,000	24,640
COX FP	NicOx SA*	20,000	249,709
ONTY	Oncothyreon, Inc.*(1)	15,333	57,345
PGNX	Progenics Pharmaceuticals, Inc.*	28,200	145,230
SVNT	Savient Pharmaceuticals Inc.*(1)	25,000	346,500
TGEN	Targeted Genetics Corp.*	1,000	349
TELK	Telik, Inc.*(1)	111,000	94,239
VICL	Vical Incorporated*(1)	69,500	188,345

			5,682,758

	Chemicals — 0.26%
ATB CN	Atrium Innovations Inc.*(1)	4,884	51,269

	Health Care Equipment & Supplies — 0.01%
TGX	Theragenics Corporation*	2,000	2,580

	Health Care Providers & Services — 0.03%
IBLTZ	IMPATH Bankruptcy Liquidating Trust — Class A*	26,000	6,760

	Health Care Technology — 0.03%
MMRF	MMR Information Systems Inc.*(1)	43,000	6,020

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Life Sciences Tools & Services — 12.54%
LIFE	Life Technologies Corporation*	30,000	$1,251,600
LONN VX	Lonza Group AG	12,000	1,191,662

			2,443,262

	Pharmaceuticals — 53.84%
ABT	Abbott Laboratories	19,000	893,760
AGEN	Antigenics, Inc.*(1)	892	1,873
BMY	Bristol-Myers Squibb Company(1)	35,000	710,850
1093 HK	China Pharmaceutical Group Limited	1,640,000	844,330
LLY	Eli Lilly & Company(1)	29,000	1,004,560
EPCT	EpiCept Corporation*(1)	2,039	1,590
GENZ	Genzyme Corporation*(1)	19,538	1,087,681
GSK	GlaxoSmithKline plc — ADR(1)	31,673	1,119,324
JNJ	Johnson & Johnson	23,000	1,306,400
4508 JP	Mitsubishi Tanabe Pharma Corporation	19,000	218,924
NVS	Novartis AG — ADR	29,000	1,182,910
PTIE	Pain Therapeutics, Inc.*	30,000	161,100
PFE	Pfizer, Inc.	46,000	690,000
SNY	Sanofi-Aventis — ADR(1)	28,000	825,720
SCR	Simcere Pharmaceutical Group — ADR*(1)	51,000	444,210

			10,493,232

	TOTAL COMMON STOCKS (cost $21,751,087)		18,685,881

	SHORT-TERM
	INVESTMENTS — 3.20%

	Money Market Funds — 3.20%
FIUXX	First American Prime Obligations Fund — Class I	623,194	623,194

	TOTAL SHORT-TERM INVESTMENTS (cost $623,194)		623,194

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 31.02%	Shares	Value

	Investment Companies — 31.02%
	Mount Vernon Securities Lending Trust — Prime Portfolio	6,046,114	$6,046,114

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $6,046,114)		6,046,114

	TOTAL INVESTMENTS — 130.09% (cost $28,420,395)		$25,355,189

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $5,681,624 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 93.50%	Shares	Value

	Aerospace & Defense — 0.68%
BBD/B CN	Bombardier Inc. — Class B	188,000	$557,624
CAI	CACI International, Inc. — Class A*	27,200	1,161,712

			1,719,336

	Airlines — 2.99%
CEA	China Eastern Airlines Corporation Limited — ADR*(1)	44,600	1,001,337
670 HK	China Eastern Airlines Corporation Limited — Class H*	5,056,000	1,135,146
ZNH	China Southern Airlines Company Limited — ADR*(1)	105,000	1,467,900
1055 HK	China Southern Airlines Company Limited — Class H*	14,098,000	3,911,033

			7,515,416

	Asian Exchanges — 2.56%
8697 JP	Osaka Securities Exchange Co., Ltd.	1,339	6,435,428

	Asset Management — 3.27%
CNS	Cohen & Steers, Inc.(1)	127,292	1,903,016
EV	Eaton Vance Corp.(1)	91,107	2,437,112
PZN	Pzena Investment Management, Inc. — Class A(1)	156,262	1,184,466
SII CN	Sprott, Inc.	1,680	4,405
URB/A CN	Urbana Corp. — Class A*	663,950	867,647
GROW	US Global Investors, Inc. — Class A(1)	155,800	1,442,708
806 HK	Value Partners Group Limited(1)	815,000	354,391
WSDT	WisdomTree Investments, Inc.*(1)	14,420	15,862

			8,209,607

	Beverages — 6.74%
168 HK	Tsingtao Brewery Co. Limited — Class H	5,334,000	16,931,039

	Capital Markets — 6.85%
JEF	Jefferies Group, Inc.*(1)	786,700	16,780,311
LAB	LaBranche & Co. Inc.*	98,045	421,593
SWS	SWS Group, Inc.	1,000	13,970

			17,215,874

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Commercial Banks — 2.16%
BMBZF	BLOM Bank SAL — GDR*	27,000	$1,964,250
CATY	Cathay General Bancorp(1)	74,423	707,763
CLFC	Center Financial Corporation	128,594	324,057
EWBC	East West Bancorp, Inc.	48,023	311,669
FBOD	First Bank of Delaware*	121,000	151,250
HAFC	Hanmi Financial Corporation(1)	161,533	282,683
NARA	Nara Bancorp, Inc.	129,815	672,441
UCBH	UCBH Holdings, Inc.(1)	218,100	274,806
WIBC	Wilshire Bancorp, Inc.	126,700	728,525

			5,417,444

	Commercial Services & Supplies — 0.74%
CDCO	Comdisco Holding Company, Inc.*	9,000	65,700
PICO	PICO Holdings, Inc.*	43,600	1,251,320
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	22,800	534,660

			1,851,680

	Construction & Engineering — 0.31%
PWR	Quanta Services, Inc.*	33,900	784,107

	Diversified Consumer Services — 0.77%
BID	Sotheby’s(1)	137,400	1,938,714

	Diversified Financial Services — 5.26%
CLE LN	Climate Exchange PLC*	74,755	1,053,381
ICE	IntercontinentalExchange Inc.*(1)	33,189	3,791,511
OCX CN	Onex Corporation	37,100	637,923
RHJI BB	RHJ International*	800	5,107
TPL	Texas Pacific Land Trust	234,300	7,731,900

			13,219,822

	Diversified Telecommunication Services — 0.02%
2267781Z	CIBL Inc.*	18	4,536
LICT	Lynch Interactive Corporation*	18	52,200

			56,736

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Electric Utilities — 0.86%
1071 HK	Huadian Power International Corporation — Class H	1,198,000	$377,174
NVE	NV Energy, Inc.	164,800	1,778,192

			2,155,366

	Energy — 0.77%
SEMUF	Siem Industries Inc.*	43,450	1,933,525

	Energy Equipment & Services — 0.14%
2883 HK	China Oilfield Services Limited — Class H	315,000	341,824

	Gas Utilities — 0.47%
SUG	Southern Union Company	63,801	1,173,291

	Global Exchanges — 6.13%
JSE SJ	JSE Limited	603,800	3,796,824
SGX SP	Singapore Exchange Limited	2,369,475	11,615,074

			15,411,898

	Holding Company — 0.52%
BNB CN	BAM Investments Ltd.*	170,800	1,316,444

	Hotels, Restaurants & Leisure — 1.12%
200 HK	Melco International Development Limited*	2,988,000	1,642,425
WEN	Wendy’s/Arby’s Group, Inc. — Class A	295,150	1,180,600

			2,823,025

	Household Durables — 8.18%
IEP	Icahn Enterprises LP	408,500	16,021,370
JAH	Jarden Corporation*	242,500	4,546,875

			20,568,245

	Independent Power Producers & Energy Traders — 4.57%
CPN	Calpine Corporation*(1)	450,000	5,017,500
DYN	Dynegy, Inc. — Class A*	109,300	248,111
RRI	RRI Energy, Inc.*	1,243,900	6,231,939

			11,497,550

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Industrial Conglomerates — 0.26%
Y	Alleghany Corporation*	2,450	$663,950

	Insurance — 3.76%
ABK	Ambac Financial Group, Inc.(1)	376,786	346,643
CVA	Covanta Holding Corporation*(1)	375,100	6,361,696
MBI	MBIA Inc.*(1)	554,893	2,402,687
WSC	Wesco Financial Corporation	1,145	333,195

			9,444,221

	IT Services — 0.51%
BR	Broadridge Financial Solutions Inc.	2,468	40,919
MANT	ManTech International Corporation — Class A*	29,100	1,252,464

			1,293,383

	Media — 5.89%
DWA	DreamWorks Animation SKG, Inc. — Class A*	237,600	6,555,384
IAR	Idearc Inc.*(1)	1,317,000	48,861
WMG	Warner Music Group Corp.*(1)	1,402,200	8,202,870

			14,807,115

	Metals & Mining — 6.03%
FMG AU	Fortescue Metals Group Ltd.*	1,062,300	3,244,252
FNV CN	Franco-Nevada Corporation	283,946	6,825,543
IMN CN	Inmet Mining Corporation	118,400	4,343,488
1171 HK	Yanzhou Coal Mining Company Limited — Class H	541,000	744,132

			15,157,415

	Multi-Utilities — 0.47%
CMS	CMS Energy Corporation(1)	97,000	1,171,760

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Oil, Gas & Consumable Fuels — 2.51%
BLMC	Biloxi Marsh Lands Corporation	100	$1,166
1898 HK	China Coal Energy Company — Class H	864,000	1,023,415
1088 HK	China Shenhua Energy Company Limited — Class H	85,000	313,127
135 HK	CNPC Hong Kong Limited	2,629,000	2,171,031
KEWL	Keweenaw Land Association Ltd.	290	56,985
NEGI	National Energy Group, Inc.*	306,600	1,165,080
PVG	Penn Virginia GP Holdings LP(1)	61,400	777,324
UTS CN	UTS Energy Corporation*	582,000	785,574

			6,293,702

	Other Exchanges — 0.32%
NZX NZ	NZX Ltd.*	172,800	802,731

	Pharmaceuticals — 0.35%
1093 HK	China Pharmaceutical Group Limited	1,657,000	853,082

	Publishing — 0.18%
RHD	R.H. Donnelley Corporation*(1)	1,356,700	74,618
VALU	Value Line, Inc.	11,510	378,334

			452,952

	Real Estate — 2.79%
823 HK	The Link REIT	3,291,000	7,023,586

	Real Estate Investment Trusts (REITs) — 1.06%
ALX	Alexander’s, Inc.	9,877	2,662,839

	Road & Rail — 0.01%
525 HK	Guangshen Railway Company Limited — Class H	65,000	30,697

	Software — 1.25%
FTIS LI	Financial Technologies (India) Ltd. — GDR	292,000	1,241,000
MVSN	Macrovision Solutions Corporation*(1)	87,300	1,904,013

			3,145,013

	State Commercial Banks — 0.10%
PFBC	Preferred Bank Los Angeles(1)	67,950	258,210

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Transportation Infrastructure — 9.65%
694 HK	Beijing Capital International Airport Company Limited — Class H*	13,944,000	$9,769,733
357 HK	Hainan Meilan International Airport Company Limited — Class H	4,883,000	3,017,990
548 HK	Shenzhen Expressway Company Limited — Class H	808,000	384,710
107 HK	Sichuan Expressway Co. Limited — Class H*	24,830,100	10,252,362
3382 HK	Tianjin Port Development Holdings Ltd.	671,000	293,506
576 HK	Zhejiang Expressway Co. Limited — Class H	677,000	537,229

			24,255,530

	U.S. Equity Exchanges — 1.00%
NDAQ	The Nasdaq OMX Group*	117,800	2,510,318

	Utilities — 2.25%
991 HK	Datang International Power Generation Company Limited — Class H	9,266,000	5,643,257

	TOTAL COMMON STOCKS (cost $274,435,098)		234,986,132

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	2

	TOTAL ESCROW NOTES (cost $0)		2

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 0.09%	Amount	Value

	Diversified Financial Services — 0.09%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired on 10/19/2006-5/17/2007 at $741,082 (Default Effective 4/29/2005)	$2,783,965	$215,757

	TOTAL CORPORATE BONDS (cost $1,513,648)		215,757

	RIGHTS — 0.36%	Shares

	Commercial Banks — 0.00%
7403671RT	Preferred Bank Los Angeles+	67,950	0

	Commercial Services & Supplies — 0.36%
CDCOR	Comdisco Holding Company, Inc. Expiration Date 12/31/2050, Strike Price $1.00#	8,516,200	912,085

	TOTAL RIGHTS (cost $2,625,972)		912,085

	SHORT-TERM
	INVESTMENTS — 5.71%

	Money Market Funds — 5.71%
FIUXX	First American Prime Obligations Fund — Class I	8,489,390	8,489,390
FAIXX	First American Prime Obligations Fund — Class Y	5,859,158	5,859,158

	TOTAL SHORT-TERM INVESTMENTS (cost $14,348,548)		14,348,548

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES
Identifier	LENDING — 15.72%	Shares	Value

	Investment Companies — 15.72%
	Mount Vernon Securities Lending Trust — Prime Portfolio	39,503,267	$39,503,267

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $39,503,267)		39,503,267

	TOTAL INVESTMENTS — 115.38% (cost $332,426,533)		$289,965,791

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
# —	Contingent value right (contingent upon profitability of company).

+ —	Security is considered illiquid. The aggregate value of such securities is $2 or 0.00% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $35,318,791 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 100.30%	Amount	Value

	US Government Agency Issues — 100.30%
313385JS5	Federal Home Loan Bank Discount Note 0.030%, 07/28/2009	$1,900,000	$1,899,957

	TOTAL SHORT-TERM INVESTMENTS (cost $1,899,957)		1,899,957

	TOTAL INVESTMENTS — 100.30% (cost $1,899,957)		$1,899,957

Percentages are stated as a percent of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 98.10%	Shares	Value

	Asian Exchanges — 1.34%
8697 JP	Osaka Securities Exchange Co., Ltd.	170	$817,045

	Asset Management — 16.66%
AB	AllianceBernstein Holding LP(1)	9,701	194,893
BLK	BlackRock, Inc.(1)	6,809	1,194,435
BX	The Blackstone Group LP(1)	75,656	797,414
BAM	Brookfield Asset Management Inc. — Class A	46,320	790,682
CNS	Cohen & Steers, Inc.(1)	51,048	763,168
EV	Eaton Vance Corp.(1)	33,968	908,644
BEN	Franklin Resources, Inc.	1,702	122,561
LM	Legg Mason, Inc.	45,355	1,105,755
POW CN	Power Corporation of Canada	45,355	1,046,579
PZN	Pzena Investment Management, Inc. — Class A(1)	183,471	1,390,710
SII CN	Sprott, Inc.	46,320	121,460
TROW	T. Rowe Price Group, Inc.(1)	6,610	275,439
URB/A CN	Urbana Corp. — Class A*	378,280	494,335
GROW	US Global Investors, Inc. — Class A(1)	39,565	366,372
806 HK	Value Partners Group Limited	1,351,000	587,463
WSDT	WisdomTree Investments, Inc.*(1)	11,580	12,738

			10,172,648

	Capital Markets — 13.28%
BK	The Bank of New York Mellon Corp.	31,315	917,843
GFIG	GFI Group, Inc.	1,737	11,707
JEF	Jefferies Group, Inc.(1)	224,845	4,795,944
LAB	LaBranche & Co. Inc.*	141,855	609,976
NTRS	Northern Trust Corp.	16,984	911,701
RMG	Riskmetrics Group Inc.*(1)	5,954	105,148
STT	State Street Corporation	15,336	723,859
TLPR LN	Tullett Prebon plc	5,790	28,196

			8,104,374

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Commercial Banks — 7.08%
3988 HK	Bank of China Ltd. — Class H	1,891,000	$900,354
CATY	Cathay General Bancorp(1)	3,377	32,115
CLFC	Center Financial Corporation	5,674	14,298
939 HK	China Construction Bank Corp. — Class H	2,073,000	1,607,568
EWBC	East West Bancorp, Inc.	3,377	21,917
HAFC	Hanmi Financial Corporation(1)	6,417	11,230
1398 HK	Industrial & Commercial Bank of China — Class H	2,372,000	1,652,738
NARA	Nara Bancorp, Inc.	6,620	34,291
UCBH	UCBH Holdings, Inc.(1)	6,803	8,572
WIBC	Wilshire Bancorp, Inc.	6,803	39,117

			4,322,200

	Diversified Consumer Services — 1.05%
BID	Sotheby’s(1)	45,355	639,959

	Diversified Financial Services — 12.16%
CLE LN	Climate Exchange PLC*	51,145	720,690
CME	CME Group, Inc.	7,852	2,442,836
IBKR	Interactive Brokers Group, Inc. — Class A*	3,474	53,951
ICE	IntercontinentalExchange Inc.*(1)	26,537	3,031,587
LSE LN	London Stock Exchange Group plc	22,677	262,090
MXB	MSCI Inc. — Class A*	16,894	412,889
OCX CN	Onex Corporation	28,950	497,786

			7,421,829

	Electric Utilities — 0.06%
BIP	Brookfield Infrastucture Partners LP	3,025	37,298

	European Exchanges — 1.43%
DB1 GR	Deutsche Boerse AG	11,262	873,369

	Finance/Banks — 0.03%
GHQ	GHL Acquisition Corporation*	1,737	16,970

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Global Exchanges — 9.54%
388 HK	Hong Kong Exchanges & Clearing Limited	191,850	$2,987,890
JSE SJ	JSE Limited	169,840	1,067,991
SGX SP	Singapore Exchange Limited	360,495	1,767,132

			5,823,013

	Holding Company — 2.33%
BNB CN	BAM Investments Ltd.*	33,000	254,348
BRK/A	Berkshire Hathaway Inc. — Class A*	13	1,170,000

			1,424,348

	Household Durables — 1.46%
IEP	Icahn Enterprises LP	22,697	890,176

	Insurance — 7.98%
ABK	Ambac Financial Group, Inc.(1)	18,914	17,401
LFC	China Life Insurance Co., Limited — ADR(1)	33,980	1,883,851
2628 HK	China Life Insurance Co., Limited — Class H	148,000	544,255
MKL	Markel Corporation*	714	201,134
MBI	MBIA Inc.*(1)	117,923	510,607
2318 HK	Ping An Insurance Group Company of China Limited — Class H	253,500	1,715,611

			4,872,859

	IT Services — 5.95%
BR	Broadridge Financial Solutions Inc.(1)	68,032	1,127,970
DST	DST Systems, Inc.*	5,380	198,791
FISV	Fiserv, Inc.*	3,860	176,402
MA	Mastercard, Inc. — Class A	6,996	1,170,501
V	Visa, Inc. — Class A(1)	15,392	958,306

			3,631,970

	Metals & Mining — 6.84%
FNV CN	Franco-Nevada Corporation	173,700	4,175,431

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Other Exchanges — 2.80%
ASX AU	ASX Ltd.	49,649	$1,479,868
IMAREX NO	IMAREX ASA*	1,930	17,934
NZX NZ	NZX Ltd.*	45,863	213,053

			1,710,855

	Software — 0.97%
FTIS LI	Financial Technologies (India) Ltd. — GDR	139,611	593,347

	State Commercial Banks — 0.02%
PFBC	Preferred Bank Los Angeles(1)	2,605	9,899

	Thrifts & Mortgage Finance — 0.93%
FRE	Federal Home Loan Mortgage Corporation*(1)	472,850	293,167
FNM	Federal National Mortgage Association(1)	472,850	274,253

			567,420

	Transportation Infrastructure — 0.23%
995 HK	Anhui Expressway Co. Ltd. — Class H	58,000	32,779
177 HK	Jiangsu Expressway Company Ltd. — Class H	29,000	21,292
548 HK	Shenzhen Expressway Company Limited — Class H	25,000	11,903
107 HK	Sichuan Expressway Co. Limited — Class H*	122,000	50,374
576 HK	Zhejiang Expressway Co., Ltd. — Class H	35,000	27,774

			144,122

	U.S. Equity Exchanges — 5.96%
NDAQ	The Nasdaq OMX Group*	47,285	1,007,643
NYX	NYSE Euronext	96,500	2,629,625

			3,637,268

	TOTAL COMMON STOCKS (cost $68,631,627)		59,886,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier	RIGHTS — 0.00%	Shares	Value

	Commercial Banks — 0.00%
7403671RT	Preferred Bank Los Angeles+	2,605	$0

	TOTAL RIGHTS (cost $0)		0

	SHORT-TERM
	INVESTMENTS — 1.12%

	Money Market Funds — 1.12%
FIUXX	First American Prime Obligations Fund — Class I@	683,390	683,390

	TOTAL SHORT-TERM INVESTMENTS (cost $683,390)		683,390

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 29.21%

	Investment Companies — 29.21%
	Mount Vernon Securities Lending Trust — Prime Portfolio	17,829,171	17,829,171

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $17,829,171)		17,829,171

	TOTAL INVESTMENTS — 128.43% (cost $87,144,188)		$78,398,961

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

@ —	All or a portion of the shares have been committed as collateral for written option contracts.
+ —	Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $16,529,909 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

Identifier	COMMON STOCKS — 73.93%	Shares	Value

	Building Materials — 1.21%
SPIP SP	Sinopipe Holdings Limited*	2,000,000	$193,317

	Building Products — 4.72%
GEBN VX	Geberit AG	6,108	751,027

	Building Supplies — 4.06%
SOLK GA	Corinth Pipeworks SA*	100,000	294,600
NWPX	Northwest Pipe Company*	8,000	278,080
PAP TB	Pacific Pipe Public Company Limited	2,286,500	73,152

			645,832

	Chemicals — 0.65%
HWKN	Hawkins, Inc.	1,600	36,128
YARIY	Yara International ASA — ADR	2,400	67,117

			103,245

	Commercial Services & Supplies — 2.05%
AENV SP	Asia Environment Holdings Limited	310,000	41,736
LAYN	Layne Christensen Company*	7,750	158,487
SINO SP	Sinomem Technology Limited*	850,000	126,174

			326,397

	Construction & Engineering — 7.22%
ACM	Aecom Technology Corp.*	5,000	160,000
URS	URS Corp.*	20,000	990,400

			1,150,400

	Electric Utilities — 2.07%
EDE	The Empire District Electric Co.(1)	20,000	330,400

	Electronic Equipment, Instruments & Components — 2.77%
ITRI	Itron, Inc.*	8,000	440,560

	Gas Utilities — 1.45%
GSZ FP	GDF Suez	6,205	231,007

	Household Durables — 0.43%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	68,994

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Independent Power Producers & Energy Traders — 0.69%
GLH-U CN	Great Lakes Hydro Income Fund	8,000	$109,840

	Machinery — 14.46%
ARF-U CN	Armtec Infrastructure Income Fund	20,000	304,690
ERII	Energy Recovery Inc.*(1)	20,000	141,600
ESE	ESCO Technologies, Inc.*	5,000	224,000
FLOW	Flow International Corporation*(1)	40,000	94,000
LNN	Lindsay Corporation(1)	20,000	662,000
MPR	Met-Pro Corporation(1)	39,800	430,636
MWA	Mueller Water Products, Inc. — Class A	80,100	299,574
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. — Class H*	1,430,000	145,767

			2,302,267

	Multi-Utilities — 7.44%
ACE IM	ACEA S.P.A	50,000	609,542
VE	Veolia Environnement — ADR	19,500	576,030

			1,185,572

	Water Utilities — 24.71%
AWR	American States Water Company	6,200	214,768
AWK	American Water Works Co., Inc.	10,000	191,100
WTR	Aqua America, Inc.(1)	16,700	298,930
ARTNA	Artesian Resources Corp. — Class A(1)	20,610	328,317
HOO	Cascal N.V.	50,000	187,500
CTWS	Connecticut Water Service, Inc.(1)	21,206	459,958
270 HK	Guangdong Investment Limited	1,000,000	492,900
MWC PM	Manila Water Company	1,050,000	316,364
MSEX	Middlesex Water Co.	20,000	289,000
NWG LN	Northumbrian Water Group Plc	90,200	367,282
SVT LN	Severn Trent plc	13,000	233,980
SWWC	Southwest Water Company	20,000	110,400
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	98,060

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

YORW	York Water Company(1)	22,611	$346,626

			3,935,185

	TOTAL COMMON STOCKS (cost $13,231,718)		11,774,043

	SHORT-TERM
	INVESTMENTS — 22.05%

	Money Market Funds — 22.05%
FGVXX	First American Government Obligations Fund — Class Y	730,000	730,000
FIUXX	First American Prime Obligations Fund — Class I	751,334	751,334
FAIXX	First American Prime Obligations Fund — Class Y	736,549	736,549
FFCXX	First American Tax Free Obligations Fund — Class Y	522,633	522,633
FOCXX	First American Treasury Obligations Fund — Class Y	770,299	770,299

	TOTAL SHORT-TERM INVESTMENTS (cost $3,510,815)		3,510,815

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 12.00%

	Investment Companies — 12.00%
	Mount Vernon Securities Lending Trust — Prime Portfolio	1,911,452	1,911,452

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $1,911,452)		1,911,452

	TOTAL INVESTMENTS — 107.98% (cost $18,653,985)		$17,196,310

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2009. Total loaned securities had a market value of $1,814,349 at June 30, 2009.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS — 44.84%	Amount	Value

	Computer and Electronic Product Manufacturing — 9.56%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035@	$100,000	$96,625

	Diversified Financial Services — 8.16%
631103AA6	The Nasdaq OMX Group
	2.500%, 08/15/2013@	100,000	82,500

	Funds, Trusts, and Other Financial Vehicles — 8.71%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037@	100,000	88,125

	Real Estate Investment Trusts (REITs) — 18.41%
929043AE7	Vornado Realty Trust
	3.625%, 11/15/2026@	100,000	91,000
939653AK7	Washington Real Estate Investment Trust
	3.875%, 09/15/2026@	100,000	95,125

			186,125

	TOTAL CONVERTIBLE BONDS (cost $454,545)		453,375

	CALL OPTIONS PURCHASED — 0.09%	Contracts

	Aerospace and Defense — 0.09%
OOY.MV	L-3 Communications Holdings, Inc. Expiration: January 2011, Exercise Price: $25.00	18	900

	TOTAL CALL OPTIONS PURCHASED (cost $1,224)		900

	SHORT-TERM	Principal
	INVESTMENTS — 34.94%	Amount

	US Government Agency Issues — 15.33%
313385JS5	Federal Home Loan Bank Discount Note 0.030%, 07/28/2009@	$155,000	154,996

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2009 (Unaudited) — (Continued)

Identifier		Shares	Value

	Money Market Funds — 19.61%
FGVXX	First American Government Obligations Fund — Class Y@	40,000	$40,000
FIUXX	First American Prime Obligations Fund — Class I@	39,348	39,348
FAIXX	First American Prime Obligations Fund — Class Y@	40,018	40,018
FFCXX	First American Tax Free Obligations Fund — Class Y@	39,990	39,990
FOCXX	First American Treasury Obligations Fund — Class Y@	38,865	38,865

			198,221

	TOTAL SHORT-TERM INVESTMENTS (cost $353,217)		353,217

	TOTAL INVESTMENTS — 79.87% (cost $808,986)		$807,492

Percentages are stated as a percent of net assets.
@ All or a portion of the shares have been committed as collateral for written option contracts.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

LEC.MY	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	40	$407,800

	TOTAL PUT OPTIONS WRITTEN (premiums received $361,078)		$407,800

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

LEC.MY	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	20	$203,900

	TOTAL PUT OPTIONS WRITTEN
	(premiums received $180,539)		$203,900

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Aerospace & Defense
BA.TZ	Boeing Co.
	Expiration: August 2009, Exercise Price: $40.00	1	$175
BA.WY	Boeing Co.
	Expiration: November 2009, Exercise Price: $35.00	1	175
NOC.TH	Northrop Grumman Corp.
	Expiration: August 2009, Exercise Price: $40.00	1	47

			397

	Airlines
ZNH.UU	China Southern Airlines Company Limited — ADR
	Expiration: September 2009, Exercise Price: $7.50	2	25
ZNH.UB	China Southern Airlines Company Limited — ADR
	Expiration: September 2009, Exercise Price: $10.00	6	270

			295

	Air, Freight and Logistics
FDX.MI	FedEx Corp.
	Expiration: January 2010, Exercise Price: $45.00	3	795

	Asset Managers
AMG.UY	Affiliated Managers Group Inc.
	Expiration: September 2009, Exercise Price: $40.00	2	165
BEN.SJ	Franklin Resources, Inc.
	Expiration: July 2009, Exercise Price: $50.00	1	5
BEN.VK	Franklin Resources, Inc.
	Expiration: October 2009, Exercise Price: $55.00	1	137
RQW.SE	T. Rowe Price Group, Inc.
	Expiration: July 2009, Exercise Price: $25.00	2	5

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

RQW.VF	T. Rowe Price Group, Inc.
	Expiration: October 2009, Exercise Price: $30.00	1	$70

			382

	Beverages
DEO.SJ	Diageo plc — ADR
	Expiration: July 2009, Exercise Price: $50.00	1	10
DEO.VI	Diageo plc — ADR
	Expiration: October 2009, Exercise Price: $45.00	1	47

			57

	Biotechnology
CRL.TE	Charles River Laboratories International, Inc.
	Expiration: August 2009, Exercise Price: $25.00	1	12

	Brokerage & Investment Banking
LAZ.UE	Lazard Ltd. — Class A
	Expiration: September 2009, Exercise Price: $25.00	4	780

	Capital Markets
BX.UI	The Blackstone Group LP
	Expiration: September 2009, Exercise Price: $6.00	15	150
BLK.VZ	Blackrock, Inc.
	Expiration: October 2009, Exercise Price: $125.00	1	210
BK.UZ	The Bank of New York Mellon Corp
	Expiration: September 2009, Exercise Price: $26.00	2	230
YUY.MY	The Bank of New York Mellon Corp
	Expiration: January 2010, Exercise Price: $27.50	1	309
SCN.UV	The Charles Schwab Corporation
	Expiration: September 2009, Exercise Price: $12.50	8	80

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

CNS.UB	Cohen & Steers, Inc.
	Expiration: September 2009, Exercise Price: $10.00	10	$425
GQG.UZ	GFI Group, Inc.
	Expiration: September 2009, Exercise Price: $2.50	4	20
GS.VB	The Goldman Sachs Group, Inc.
	Expiration: October 2009, Exercise Price: $110.00	1	234
GS.MB	The Goldman Sachs Group, Inc.
	Expiration: January 2010, Exercise Price: $110.00	1	515
IVZ.VB	Invesco Limited
	Expiration: October 2009, Exercise Price: $10.00	8	100
LM.WC	Legg Mason, Inc.
	Expiration: November 2009, Exercise Price: $15.00	4	300
NRQ.VK	Northern Trust Corp.
	Expiration: October 2009, Exercise Price: $55.00	2	1,120
NRQ.MK	Northern Trust Corp.
	Expiration: January 2010, Exercise Price: $55.00	2	1,490
STT.TZ	State Street Corporation
	Expiration: August 2009, Exercise Price: $22.50	3	8
STT.WX	State Street Corporation
	Expiration: November 2009, Exercise Price: $30.00	2	190
QGW.XU	U.S. Global Investors, Inc. — Class A
	Expiration: December 2009, Exercise Price: $7.50	6	720

			6,101

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Chemicals
IAQ.SG	Sigma-Aldrich Corp.
	Expiration: July 2009, Exercise Price: $35.00	1	$5
IAQ.VG	Sigma-Aldrich Corp.
	Expiration: October 2009, Exercise Price: $35.00	2	55

			60

	Commercial Banks
HDB.VL	HDFC Bank Ltd. — ADR
	Expiration: October 2009, Exercise Price: $60.00	1	90
IBN.UC	ICIC Bank Ltd. — ADR
	Expiration: September 2009, Exercise Price: $15.00	1	12
YJQ.MV	ICIC Bank Ltd. — ADR
	Expiration: January 2010, Exercise Price: $12.50	6	150
YJQ.MC	ICIC Bank Ltd. — ADR
	Expiration: January 2010, Exercise Price: $15.00	2	100
MTB.MJ	M&T Bank Corporation
	Expiration: January 2010, Exercise Price: $50.00	2	1,760
WFC.MX	Wells Fargo & Company
	Expiration: January 2010, Exercise Price: $22.50	6	1,920

			4,032

	Commercial Services & Supplies
IRM.SX	Iron Mountain Incorporated
	Expiration: July 2009, Exercise Price: $22.50	1	3
IRM.VX	Iron Mountain Incorporated
	Expiration: October 2009, Exercise Price: $22.50	2	115

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

IRM.ME	Iron Mountain Incorporated
	Expiration: January 2010, Exercise Price: $25.00	2	$350

			468

	Consumer Finance
AXP.SC	American Express Company
	Expiration: July 2009, Exercise Price: $15.00	1	3
DFS.SU	Discover Financial Services
	Expiration: July 2009, Exercise Price: $7.50	2	6

			9

	Diversified Consumer Services
BID.SU	Sotheby’s
	Expiration: July 2009, Exercise Price: $7.50	1	5

	Diversified Financial Services
CME.UL	CME Group, Inc.
	Expiration: September 2009, Exercise Price: $230.00	1	375
LUK.UW	Leucadia National Corporation
	Expiration: September 2009, Exercise Price: $17.50	1	70
WHK.MC	Leucadia National Corporation
	Expiration: January 2010, Exercise Price: $15.00	6	600
MCO.MF	Moody’s Corporation
	Expiration: January 2010, Exercise Price: $30.00	1	610

			1,655

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Electric Utilities
AYE.VX	Allegheny Energy, Inc.
	Expiration: October 2009, Exercise Price: $22.50	2	$160
AYE.ME	Allegheny Energy, Inc.
	Expiration: January 2010, Exercise Price: $25.00	2	510
AYE.MF	Allegheny Energy, Inc.
	Expiration: January 2010, Exercise Price: $30.00	1	570
ETR.UO	Entergy Corporation
	Expiration: September 2009, Exercise Price: $75.00	1	310
GXP.UV	Great Plains Energy Incorporated
	Expiration: September 2009, Exercise Price: $12.50	3	30
GXP.UD	Great Plains Energy Incorporated
	Expiration: September 2009, Exercise Price: $20.00	2	940
KEP.UB	Korea Electric Power Corporation — ADR
	Expiration: September 2009, Exercise Price: $10.00	10	525

			3,045

	Food Products
ADM.UL	Archer-Daniels-Midland Company
	Expiration: September 2009, Exercise Price: $26.00	3	495
BGW.SH	Bunge Limited
	Expiration: July 2009, Exercise Price: $40.00	1	3
BGW.MJ	Bunge Limited
	Expiration: January 2010, Exercise Price: $50.00	1	440
UN.TX	Unilever NV
	Expiration: August 2009, Exercise Price: $22.50	2	110

			1,048

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Funds, Trusts, and Other Financial Vehicles
UTH.WN	Utilities HOLDRs Trust
	Expiration: November 2009, Exercise Price: $70.00	2	$165
PEE.XC	Vanguard REIT ETF
	Expiration: December 2009, Exercise Price: $29.00	4	1,220

			1,385

	Health Care Equipment & Supplies
BDX.UM	Becton, Dickinson and Company
	Expiration: September 2009, Exercise Price: $65.00	1	105
BDX.UN	Becton, Dickinson and Company
	Expiration: September 2009, Exercise Price: $70.00	1	255

			360

	Hotels, Restaurants & Leisure
IGT.VU	International Game Technology
	Expiration: October 2009, Exercise Price: $7.50	1	5
IGT.VB	International Game Technology
	Expiration: October 2009, Exercise Price: $10.00	8	200
UWV.XQ	Wynn Resorts Limited
	Expiration: December 2009, Exercise Price: $35.00	1	600

			805

	Household Durables
FO.UF	Fortune Brands, Inc.
	Expiration: September 2009, Exercise Price: $30.00	2	195

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Independent Power Producers & Energy Traders
CPN.UA	Calpine Corp.
	Expiration: September 2009, Exercise Price: $5.00	3	$8
CPN.UU	Calpine Corp.
	Expiration: September 2009, Exercise Price: $7.50	10	250
HNP.TE	Huaneng Power International, Inc. — ADR
	Expiration: August 2009, Exercise Price: $25.00	2	160
HNP.WE	Huaneng Power International, Inc. — ADR
	Expiration: November 2009, Exercise Price: $25.00	2	385
MIR.UB	Mirant Corporation
	Expiration: September 2009, Exercise Price: $10.00	5	62
MIR.UC	Mirant Corporation
	Expiration: September 2009, Exercise Price: $15.00	2	260
NRG.UT	NRG Energy, Inc.
	Expiration: September 2009, Exercise Price: $17.50	5	162
ULA.TC	Reliant Energy Inc.
	Expiration: August 2009, Exercise Price: $3.00	2	20
ULA.TE	Reliant Energy Inc.
	Expiration: August 2009, Exercise Price: $5.00	2	130

			1,437

	Insurance
LFC.SH	China Life Insurance Co., Limited — ADR
	Expiration: July 2009, Exercise Price: $40.00	1	3
MMC.SD	Marsh & McLennan Companies, Inc.
	Expiration: July 2009, Exercise Price: $20.00	2	100

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

MMC.VD	Marsh & McLennan Companies, Inc.
	Expiration: October 2009, Exercise Price: $20.00	2	$290
MBI.MA	MBIA Inc.
	Expiration: January 2010, Exercise Price: $5.00	4	650

			1,043

	Internet Software & Services
QXB.MV	eBay, Inc.
	Expiration: January 2010, Exercise Price: $12.50	7	315

	IT Services
ADP.TZ	Automatic Data Processing, Inc.
	Expiration: August 2009, Exercise Price: $32.50	1	50
ADP.WG	Automatic Data Processing, Inc.
	Expiration: November 2009, Exercise Price: $35.00	1	220
CAI.UG	CACI International, Inc. — Class A
	Expiration: September 2009, Exercise Price: $35.00	1	52
CAI.UI	CACI International, Inc. — Class A
	Expiration: September 2009, Exercise Price: $45.00	1	395
WU.TB	The Western Union Company
	Expiration: August 2009, Exercise Price: $10.00	4	20

			737

	Machinery
UKU.UA	American Railcar Industries, Inc.
	Expiration: September 2009, Exercise Price: $5.00	12	150
UKU.UU	American Railcar Industries, Inc.
	Expiration: September 2009, Exercise Price: $7.50	2	150

			300

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Media
MHP.WX	The McGraw-Hill Companies, Inc.
	Expiration: November 2009, Exercise Price: $22.50	2	$175
MHP.MF	The McGraw-Hill Companies, Inc.
	Expiration: January 2010, Exercise Price: $30.00	2	820
DIS.SD	The Walt Disney Co.
	Expiration: July 2009, Exercise Price: $20.00	2	10
DIS.VW	The Walt Disney Co.
	Expiration: October 2009, Exercise Price: $17.50	2	55
DIS.MX	The Walt Disney Co.
	Expiration: January 2010, Exercise Price: $22.50	1	230

			1,290

	Metals & Mining
CMC.UB	Commercial Metals Company
	Expiration: September 2009, Exercise Price: $10.00	2	40
CMC.MV	Commercial Metals Company
	Expiration: January 2010, Exercise Price: $12.50	8	1,100
FCX.WH	Freeport-McMoRan Copper & Gold Inc.
	Expiration: November 2009, Exercise Price: $40.00	3	1,008
NUE.SH	Nucor Corp.
	Expiration: July 2009, Exercise Price: $40.00	1	40
RJT.SU	Rio Tinto Plc — ADR
	Expiration: July 2009, Exercise Price: $70.00	1	5

			2,193

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Multiline Retail
KTQ.UH	Sears Holdings Corporation
	Expiration: September 2009, Exercise Price: $40.00	1	$68

	Multi-Utilities
CMS.UB	CMS Energy Corporation
	Expiration: September 2009, Exercise Price: $10.00	8	120
CMS.UV	CMS Energy Corporation
	Expiration: September 2009, Exercise Price: $12.50	2	190

			310

	Oil, Gas & Consumable Fuels
CCJ.MX	Cameco Corporation
	Expiration: January 2010, Exercise Price: $22.50	2	465
CCD.UG	Canadian Natural Resources Ltd.
	Expiration: September 2009, Exercise Price: $35.00	1	40
CNQ.MJ	Canadian Natural Resources Ltd.
	Expiration: January 2010, Exercise Price: $50.00	4	2,700
SNP.SU	China Petroleum & Chemical Corp. — ADR
	Expiration: July 2009, Exercise Price: $55.00	1	8
CEO.UT	CNOOC Limited — ADR
	Expiration: September 2009, Exercise Price: $100.00	1	360
ECA.VH	EnCana Corporation
	Expiration: October 2009, Exercise Price: $40.00	4	570
ECA.MH	EnCana Corporation
	Expiration: January 2010, Exercise Price: $40.00	2	540

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

IMO.TF	Imperial Oil Ltd.
	Expiration: August 2009, Exercise Price: $30.00	1	$22
IMO.WG	Imperial Oil Ltd.
	Expiration: November 2009, Exercise Price: $35.00	2	415
NXY.UC	Nexen Inc.
	Expiration: September 2009, Exercise Price: $15.00	2	60
KJA.MC	Nexen Inc.
	Expiration: January 2010, Exercise Price: $15.00	2	185
PWE.XV	Penn West Energy Trust
	Expiration: December 2009, Exercise Price: $12.50	2	350
SUG.UV	Southern Union Company
	Expiration: September 2009, Exercise Price: $12.50	3	30
SUG.UC	Southern Union Company
	Expiration: September 2009, Exercise Price: $15.00	3	83
STO.SW	StatoilHydro ASA — ADR
	Expiration: July 2009, Exercise Price: $17.50	2	15
STO.VW	StatoilHydro ASA — ADR
	Expiration: October 2009, Exercise Price: $17.50	2	185
SXH.UD	Suncor Energy, Inc.
	Expiration: September 2009, Exercise Price: $20.00	2	40
SXH.UX	Suncor Energy, Inc.
	Expiration: September 2009, Exercise Price: $22.50	2	90
YHH.MD	Suncor Energy, Inc.
	Expiration: January 2010, Exercise Price: $20.00	1	90

			6,248

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Personal Products
EL.VE	The Estee Lauder Companies, Inc. — Class A
	Expiration: October 2009, Exercise Price: $25.00	3	$150

	Real Estate Investment Trusts (REITs)
ARE.VG	Alexandria Real Estate Equities, Inc.
	Expiration: October 2009, Exercise Price: $35.00	3	1,095
BXP.VZ	Boston Properties, Inc.
	Expiration: October 2009, Exercise Price: $35.00	4	560
BAM.UV	Brookfield Asset Management, Inc. — Class A
	Expiration: September 2009, Exercise Price: $12.50	3	75
BAM.MW	Brookfield Asset Management — Class A
	Expiration: January 2010, Exercise Price: $17.50	3	765
PSA.XK	Public Storage
	Expiration: December 2009, Exercise Price: $55.00	2	680
VNO.UV	Vornado Realty Trust
	Expiration: September 2009, Exercise Price: $30.00	4	228
WRE.VW	Washington Real Estate Investment Trust
	Expiration: October 2009, Exercise Price: $17.50	6	390

			3,793

	Real Estate Management and Development
CBG.UZ	CB Richard Ellis Group, Inc. — Class A
	Expiration: September 2009, Exercise Price: $2.50	7	18
JLL.UX	Jones Lang LaSalle Incorporated
	Expiration: September 2009, Exercise Price: $22.50	4	210

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

JOE.UW	The St. Joe Company
	Expiration: September 2009, Exercise Price: $17.50	5	$75

			303

	Road & Rail
BNI.VL	Burlington Northern Santa Fe Corporation
	Expiration: October 2009, Exercise Price: $60.00	1	175
CP.UF	Canadian Pacific Railway Limited
	Expiration: September 2009, Exercise Price: $30.00	2	115
CSX.TF	CSX Corp.
	Expiration: August 2009, Exercise Price: $30.00	1	90
CSX.WX	CSX Corp.
	Expiration: November 2009, Exercise Price: $22.50	1	65
CSX.WS	CSX Corp.
	Expiration: November 2009, Exercise Price: $27.00	1	150

			595

	Specialty Retail
TIF.TD	Tiffany & Co.
	Expiration: August 2009, Exercise Price: $20.00	2	60
TIF.WD	Tiffany & Co.
	Expiration: November 2009, Exercise Price: $20.00	2	230

			290

	Textiles, Apparel & Luxury Goods
COH.TD	Coach, Inc.
	Expiration: August 2009, Exercise Price: $20.00	1	30

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

COH.WC	Coach, Inc.
	Expiration: November 2009, Exercise Price: $15.00	4	$140
COH.MD	Coach, Inc.
	Expiration: January 2010, Exercise Price: $20.00	1	147

			317

	Tobacco
MO.UQ	Altria Group, Inc.
	Expiration: September 2009, Exercise Price: $16.00	5	315

	Transportation Services
UPS.SI	United Parcel Service — Class B
	Expiration: July 2009, Exercise Price: $45.00	1	20
UPS.VJ	United Parcel Service — Class B
	Expiration: October 2009, Exercise Price: $50.00	1	380

			400

	U.S. Equity Exchanges
NQD.UD	The Nasdaq OMX Group
	Expiration: September 2009, Exercise Price: $20.00	4	520
NQD.MC	The Nasdaq OMX Group
	Expiration: January 2010, Exercise Price: $15.00	6	435
NYX.UY	NYSE Euronext
	Expiration: September 2009, Exercise Price: $17.50	4	62

			1,017

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2009 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Wireless Telecommunication Services
CHU.SU	China Unicom (Hong Kong) Limited — ADR
	Expiration: July 2009, Exercise Price: $7.50	3	$15
CHU.VU	China Unicom (Hong Kong) Limited — ADR
	Expiration: October 2009, Exercise Price: $7.50	11	83
CHU.MB	China Unicom (Hong Kong) Limited — ADR
	Expiration: January 2010, Exercise Price: $10.00	4	290

			388

	TOTAL PUT OPTIONS WRITTEN (premiums received $133,153)		$43,395

ADR —	American Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2009 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$121,238,100	$3,880,521
Foreign currencies, at value(3)	8,804	4,521
Cash	448,405	—
Receivable for contributed capital	27,627	44,432
Receivable for investments sold	—	1
Dividends and interest receivable	44,993	20,429
Other assets	18,048	195

Total assets	121,785,977	3,950,099

LIABILITIES:
Written options, at value(4)	407,800	—
Payable to Adviser	89,224	3,440
Payable to Trustees and Officers	1,257	29
Payable for securities purchased	—	169,585
Payable for collateral received for securities loaned	34,839,206	198,369
Payable for withdrawn capital	12,196	—
Accrued expenses and other liabilities	19,218	8,733

Total liabilities	35,368,901	380,156

Net assets	$86,417,076	$3,569,943

(1) Cost of investments	$113,661,405	$4,698,128

(2) Includes loaned securities with a market value of	$32,986,828	$184,695

(3) Cost of foreign currencies	$8,826	$4,519

(4) Premiums received	$361,078	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$1,764,384,412	$25,355,189
Foreign currencies, at value(3)	569,816	2,568
Cash	79,452	40,985
Receivable for contributed capital	3,848,278	156,926
Receivable for investments sold	330,184	—
Dividends and interest receivable	2,909,892	13,076
Other assets	296,309	1,883

Total assets	1,772,418,343	25,570,627

LIABILITIES:
Payable to Adviser	1,403,169	19,792
Payable to Trustees and Officers	19,602	303
Payable for securities purchased	15,585,663	—
Payable for collateral received for securities loaned	392,287,830	6,046,114
Payable for other collateral received for securities loaned	624,000	—
Payable for withdrawn capital	3,175,179	3,813
Accrued expenses and other liabilities	179,313	10,175

Total liabilities	413,274,756	6,080,197

Net assets	$1,359,143,587	$19,490,430

(1) Cost of investments	$2,048,473,660	$28,420,395

(2) Includes loaned securities with a market value of	$368,525,822	$5,681,624

(3) Cost of foreign currencies	$567,907	$2,548

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$289,965,791	$1,899,957
Foreign currencies, at value(3)	58,169	—
Cash	—	27,683
Receivable for contributed capital	670,223	—
Dividends and interest receivable	698,827	—
Other assets	28,717	98

Total assets	291,421,727	1,927,738

LIABILITIES:
Payable to Adviser	249,517	812
Payable to Custodian	9,658	—
Payable to Trustees and Officers	3,351	55
Payable for collateral received for securities loaned	39,503,267	—
Payable for withdrawn capital	287,558	26,382
Accrued expenses and other liabilities	44,768	6,196

Total liabilities	40,098,119	33,445

Net assets	$251,323,608	$1,894,293

(1) Cost of investments	$332,426,533	$1,899,957

(2) Includes loaned securities with a market value of	$35,318,791	$—

(3) Cost of foreign currencies	$58,421	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$78,398,961	$17,196,310
Foreign currencies, at value(3)	105,042	326,567
Cash	576,900	39,894
Receivable for contributed capital	92,672	32,526
Receivable for investments sold	—	238,702
Dividends and interest receivable	169,104	39,914
Other assets	8,035	1,834

Total assets	79,350,714	17,875,747

LIABILITIES:
Written options, at value(4)	203,900	—
Payable to Adviser	63,617	16,160
Payable to Trustees and Officers	867	263
Payable for securities purchased	53,506	—
Payable for collateral received for securities loaned	17,829,171	1,911,452
Payable for withdrawn capital	139,546	12,518
Accrued expenses and other liabilities	16,823	9,919

Total liabilities	18,307,430	1,950,312

Net assets	$61,043,284	$15,925,435

(1) Cost of investments	$87,144,188	$18,653,985

(2) Includes loaned securities with a market value of	$16,529,909	$1,814,349

(3) Cost of foreign currencies	$100,602	$344,077

(4) Premiums received	$180,539	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
June 30, 2009 (Unaudited)

The Multi-
Disciplinary
Portfolio

ASSETS:
Investments, at value(1)	$807,492
Deposit at brokers for written options	41,420
Cash	206,789
Receivable for contributed capital	3,000
Dividends and interest receivable	4,894
Other assets	130

Total assets	1,063,725

LIABILITIES:
Written options, at value(2)	43,395
Payable to Adviser	1,026
Payable to Trustees and Officers	9
Accrued expenses and other liabilities	8,271

Total liabilities	52,701

Net assets	$1,011,024

(1) Cost of investments	$808,986

(2) Premiums received	$133,153

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$305,994	$35,451
Interest	206,778	279
Income from securities lending	62,562	458

Total investment income	575,334	36,188

EXPENSES:
Investment advisory fees	472,490	14,407
Administration fees	13,941	526
Professional fees	12,431	3,610
Fund accounting fees	11,278	4,793
Trustee and Officers’ fees and expenses	3,732	110
Custodian fees and expenses	5,669	2,678
Other expenses	6,106	241

Total expenses	525,647	26,365

Net expenses	525,647	26,365

Net investment income	49,687	9,823

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,376,314	5,159
Net change in unrealized appreciation of:
Investments and foreign currency	10,745,818	764,520
Written option contracts	407,200	—

Net gain on investments	13,529,332	769,679

Net increase in net assets resulting from operations	$13,579,019	$779,502

† Net of Foreign Taxes Withheld of:	$22,773	$2,606

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$12,219,848	$261,050
Interest	2,379,155	1,066
Income from securities lending	2,210,917	5,717

Total investment income	16,809,920	267,833

EXPENSES:
Investment advisory fees	7,339,430	112,233
Administration fees	284,968	3,987
Professional fees	19,252	6,756
Fund accounting fees	129,268	3,333
Trustee and Officers’ fees and expenses	50,334	1,051
Custodian fees and expenses	104,747	925
Other expenses	102,872	1,752

Total expenses	8,030,871	130,037

Net expenses	8,030,871	130,037

Net investment income	8,779,049	137,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(235,887,265)	(196,313)
Written option contracts expired or closed	—	19,470
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	408,080,005	1,875,501
Written option contracts	—	(18,430)

Net gain on investments	172,192,740	1,680,228

Net increase in net assets resulting from operations	$180,971,789	$1,818,024

† Net of Foreign Taxes Withheld of:	$880,212	$18,893

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,536,561	$—
Interest	101,259	1,106
Income from securities lending	49,856	—

Total investment income	1,687,676	1,106

EXPENSES:
Investment advisory fees	1,258,763	6,127
Administration fees	49,633	567
Professional fees	12,518	2,342
Fund accounting fees	25,957	397
Trustee and Officers’ fees and expenses	7,811	170
Custodian fees and expenses	51,576	1,425
Other expenses	16,782	270

Total expenses	1,423,040	11,298

Net expenses	1,423,040	11,298

Net investment income	264,636	(10,192)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(33,740,546)	(99)
Net change in unrealized appreciation of:
Investments and foreign currency	91,291,423	—
Written option contracts	1,310	—

Net gain (loss) on investments	57,552,187	(99)

Net increase (decrease) in net assets resulting from operations	$57,816,823	$(10,291)

† Net of Foreign Taxes Withheld of:	$78,529	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$520,284	$190,968
Interest	3,959	3,320
Income from securities lending	10,131	2,813

Total investment income	534,374	197,101

EXPENSES:
Investment advisory fees	321,972	94,661
Administration fees	9,280	3,043
Professional fees	10,039	6,284
Fund accounting fees	9,048	3,396
Trustee and Officers’ fees and expenses	2,559	963
Custodian fees and expenses	8,456	5,055
Other expenses	4,420	1,252

Total expenses	365,774	114,654

Net expenses	365,774	114,654

Net investment income	168,600	82,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(7,159,210)	(1,235,363)
Net change in unrealized appreciation of:
Investments and foreign currency	20,045,520	1,837,447
Written option contracts	203,600	—

Net gain on investments	13,089,910	602,084

Net increase in net assets resulting from operations	$13,258,510	$684,531

† Net of Foreign Taxes Withheld of:	$32,344	$20,957

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

The Multi-
Disciplinary
Portfolio

INVESTMENT INCOME:
Interest	$1,412

Total investment income	1,412

EXPENSES:
Investment advisory fees	4,202
Administration fees	149
Professional fees	6,553
Fund accounting fees	2,410
Trustee and Officers’ fees and expenses	30
Custodian fees and expenses	856
Other expenses	230

Total expenses	14,430

Net expenses	14,430

Net investment loss	(13,018)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(33,765)
Written option contracts expired or closed	22,456
Net change in unrealized appreciation (depreciation) of:
Investments	(592)
Written option contracts	107,178

Net gain on investments	95,277

Net increase in net assets resulting from operations	$82,259

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS:
Net investment income	$49,687	$1,798,294	$9,823	$23,448
Net realized gain on sale of investments, foreign currency and written options	2,376,314	1,853,794	5,159	188,690
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	11,153,018	(65,388,288)	764,520	(2,277,088)

Net increase (decrease) in net assets resulting from operations	13,579,019	(61,736,200)	779,502	(2,064,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	486,816	1,732,265	1,320,084	1,685,706
Withdrawals	(3,288,583)	(32,194,574)	(491,386)	(801,892)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(2,801,767)	(30,462,309)	828,698	883,814

Total increase (decrease) in net assets	10,777,252	(92,198,509)	1,608,200	(1,181,136)
NET ASSETS:
Beginning of period	75,639,824	167,838,333	1,961,743	3,142,879

End of period	$86,417,076	$75,639,824	$3,569,943	$1,961,743

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS:
Net investment income	$8,779,049	$27,713,345	$137,796	$192,545
Net realized gain (loss) on sale of investments, foreign currency and written options	(235,887,265)	(640,738,772)	(176,843)	369,558
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	408,080,005	(1,594,810,674)	1,857,071	(5,659,508)

Net increase (decrease) in net assets resulting from operations	180,971,789	(2,207,836,101)	1,818,024	(5,097,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	60,387,014	283,118,993	1,780,549	13,013,167
Withdrawals	(174,690,206)	(1,422,768,329)	(3,100,836)	(4,427,289)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(114,303,192)	(1,139,649,336)	(1,320,287)	8,585,878

Total increase (decrease) in net assets	66,668,597	(3,347,485,437)	497,737	3,488,473
NET ASSETS:
Beginning of period	1,292,474,990	4,639,960,427	18,992,693	15,504,220

End of period	$1,359,143,587	$1,292,474,990	$19,490,430	$18,992,693

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Portfolio		Money Market Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS:
Net investment income (loss)	$264,636	$2,982,907	$(10,192)	$7,334
Net realized loss on sale of investments, foreign currency and written options	(33,740,546)	(139,808,958)	(99)	(84)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	91,292,733	(332,405,475)	—	—

Net increase (decrease) in net assets resulting from operations	57,816,823	(469,231,526)	(10,291)	7,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	18,258,530	9,623,613	962,536	3,553,538
Withdrawals	(35,277,657)	(417,583,047)	(1,764,200)	(2,067,115)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(17,019,127)	(407,959,434)	(801,664)	1,486,423

Total increase (decrease) in net assets	40,797,696	(877,190,960)	(811,955)	1,493,673
NET ASSETS:
Beginning of period	210,525,912	1,087,716,872	2,706,248	1,212,575

End of period	$251,323,608	$210,525,912	$1,894,293	$2,706,248

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Portfolio		The Water Infrastructure Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

OPERATIONS:
Net investment income	$168,600	$1,128,258	$82,447	$242,835
Net realized loss on sale of investments, foreign currency and written options	(7,159,210)	(26,773,299)	(1,235,363)	(5,821,675)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	20,249,120	(46,316,211)	1,837,447	(3,345,871)

Net increase (decrease) in net assets resulting from operations	13,258,510	(71,961,252)	684,531	(8,924,711)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	3,430,933	41,907,272	3,902,884	33,631,279
Withdrawals	(13,195,305)	(28,148,309)	(4,813,700)	(14,812,293)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(9,764,372)	13,758,963	(910,816)	18,818,986

Total increase (decrease) in net assets	3,494,138	(58,202,289)	(226,285)	9,894,275
NET ASSETS:
Beginning of period	57,549,146	115,751,435	16,151,720	6,257,445

End of period	$61,043,284	$57,549,146	$15,925,435	$16,151,720

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Multi-Disciplinary Portfolio
		From
	For the	February 11, 2008ˆ
	Six Months Ended	through
	June 30, 2009	December 31, 2008
	(Unaudited)

OPERATIONS:
Net investment loss	$(13,018)	$(14,825)
Net realized loss on sale of investments and written options	(11,309)	(74,483)
Net change in unrealized appreciation (depreciation) of investments and written options	106,586	(18,321)

Net increase (decrease) in net assets resulting from operations	82,259	(107,629)

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	557,972	605,549
Withdrawals	(47,493)	(79,634)

Net increase in net assets resulting from beneficial interest transactions	510,479	525,915

Total increase in net assets	592,738	418,286
NET ASSETS:
Beginning of period	418,286	—

End of period	$1,011,024	$418,286

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2009 (Unaudited)

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, investing primarily in fixed income securities, including debt securities issued by the U.S. Government or its agencies, and in derivatives. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investment securities in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2009 0.03%, 0.29%, 0.00% and 0.00% fair valued securities were held by the Internet Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio, respectively.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Options Written
The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may purchase or write options to gain exposure to, or hedge against changes in the value of equities. The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). Realized and unrealized gains or losses are included in the Statement of Operations. As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2009 the Global Portfolio and Paradigm Portfolio had restricted securities with an aggregate value of $67,279 and $6,721,000 representing 1.88% and 0.49% of its net assets, respectively. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

valued the investment. At June 30, 2009, the following Master Portfolios held illiquid securities:

		Percentage
	Market Value	of Net Assets

The Internet Portfolio	$24,393	0.03%
The Paradigm Portfolio	3,879,178	0.29
The Small Cap Opportunities Portfolio	2	0.00
The Market Opportunities Portfolio	0	0.00

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that each

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Master Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2009, open tax years include the tax years ended December 31, 2005 through 2008. The Portfolios have no examination in progress. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. For the six months ended June 30, 2009, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $472,490, $14,407, $7,339,430, $112,233, $1,258,763, $6,127, $321,972, $94,661 and $4,202, respectively, pursuant to the Investment Advisory Agreements.

For the six months ended June 30, 2009, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.	Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 18, 2009, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the investment advisory agreements with respect to the Internet, Global, Paradigm, Medical, Small Cap Opportunities, Government Money Market, Market Opportunities, Water Infrastructure and Multi-Disciplinary Portfolios (collectively, the “Advisory Agreements”). In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Master Portfolios over the previous three months as well as the one, three and five-year periods ended December 31, 2008, as compared to the median of their relevant Lipper, Inc. (“Lipper”) peer group(s); (3) the contractual and actual compensation to be paid under the Advisory Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2008; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio, is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

In addition, the Board of Trustees, including all of the Independent Trustees, approved, subject to shareholder approval, a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Water Infrastructure Portfolio with Brennan Investment Partners LLC (the “Sub-Adviser”). The Board noted that William S. Brennan, the Water Infrastructure Portfolio’s current lead portfolio manager, would continue to be responsible for the day-to-day management of the Portfolio under the Sub-Advisory Agreement. In reaching a decision to approve the Sub-Advisory Agreement, the Board of Trustees, including all of the Independent Trustees, considered their legal responsibilities with regard to all factors deemed to be relevant to the Water Infrastructure Portfolio, including, but not limited to the following: (1) the quality of services provided by Mr. Brennan as lead portfolio manager to the Portfolio; (2) the performance of the Portfolio; (3) the fact that the current lead portfolio manager will continue to manage the Portfolio; (5) the fact that the sub-advisory fees would be paid by the Adviser and would not affect the Portfolio’s expenses; and (6) other factors deemed relevant.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios and the quality of services to be provided by the Sub-Adviser in sub-advising the Water Infrastructure Portfolio, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale.

Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Advisory Agreements and approve the Sub-Advisory Agreement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

5.  Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2009 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$28,174,465	$—	$9,789,718
The Global Portfolio	—	806,750	—	7,575
The Paradigm Portfolio	—	165,208,858	—	255,839,919
The Medical Portfolio	—	789,211	—	1,934,615
The Small Cap Opportunities Portfolio	—	7,323,705	—	37,164,898
The Market Opportunities Portfolio	—	6,689,826	—	12,780,002
The Water Infrastructure Portfolio	—	3,025,054	—	6,187,380
The Multi-Disciplinary Portfolio	—	589,660	—	101,506

As of December 31, 2008, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated	Cost of
	(Depreciation)	Securities	Securities	Investments

The Internet Portfolio	$(4,728,350)	$17,105,172	$(21,833,522)	$90,375,687
The Global Portfolio	(1,582,501)	106,183	(1,688,684)	3,619,031
The Paradigm Portfolio	(726,005,644)	264,492,612	(990,498,256)	2,405,862,512
The Medical Portfolio	(5,080,995)	2,239,772	(7,320,767)	28,836,087
The Small Cap Opportunities Portfolio	(144,414,279)	12,469,251	(156,883,530)	404,033,112
The Kinetics Government Money Market Portfolio	—	—	—	2,632,995
The Market Opportunities Portfolio	(29,817,903)	3,200,781	(33,018,684)	101,772,073
The Water Infrastructure Portfolio	(3,389,852)	903,572	(4,293,424)	20,943,749
The Multi-Disciplinary Portfolioˆ	(902)	—	(902)	345,251

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

The difference between book basis and tax basis unrealized appreciation/depreciation was attributable primarily to wash loss deferrals, PFIC adjustments and partnership adjustments.

For the six months ended June 30, 2009, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio
Outstanding at the Beginning of Year	40	$361,078
Options Written	—	—

Outstanding at June 30, 2009	40	$361,078

The Medical Portfolio
Outstanding at the Beginning of Year	40	$19,470
Options Expired	(40)	(19,470)

Outstanding at June 30, 2009	—	$—

The Small Cap Opportunities Portfolio
Outstanding at the Beginning of Year	20	$3,940
Options Exercised	(20)	(3,940)

Outstanding at June 30, 2009	—	$—

The Market Opportunities Portfolio
Outstanding at the Beginning of Year	20	$180,539
Options Written	—	—

Outstanding at June 30, 2009	20	$180,539

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of the Year	102	$43,279
Options Written	448	135,170
Options Exercised	(67)	(21,664)
Options Expired	(49)	(19,030)
Options Closed	(5)	(4,602)

Outstanding at June 30, 2009	429	$133,153

6.  Portfolio Securities Loaned

As of June 30, 2009, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2009, were as follows:

	Securities	Collateral

The Internet Portfolio	$32,986,828	$34,839,206
The Global Portfolio	184,695	198,369
The Paradigm Portfolio	368,525,822	392,287,830
The Medical Portfolio	5,681,624	6,046,114
The Small Cap Opportunities Portfolio	35,318,791	39,503,267
The Market Opportunities Portfolio	16,529,909	17,829,171
The Water Infrastructure Portfolio	1,814,349	1,911,452
The Multi-Disciplinary Portfolio	—	—

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.39% (1)	1.34%	1.34%	1.39%	1.45%	1.50%
After expense reduction	1.39% (1)	1.34%	1.33%	1.33%	1.44%	1.44%
Ratio of net investment income to average net assets:
Before expense reduction	0.13% (1)	1.59%	1.58%	0.17%	1.35%	1.30%
After expense reduction	0.13% (1)	1.59%	1.59%	0.23%	1.36%	1.36%
Portfolio turnover rate	15%	19%	15%	11%	12%	42%

	The Global Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2009		2008	2007	2006	2005	2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	2.29%	(1)	2.46%	1.99%	1.62%	1.73%	1.78%
After expense reduction	2.29%	(1)	2.46%	1.98%	1.46%	1.72%	1.73%
Ratio of net investment income to average net assets:
Before expense reduction	0.85%	(1)	0.83%	3.73%	2.78%	4.30%	2.77%
After expense reduction	0.85%	(1)	0.83%	3.74%	2.94%	4.31%	2.82%
Portfolio turnover rate	0%		98%	22%	10%	2%	18%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

	The Paradigm Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2009		2008	2007	2006	2005	2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.37%	(1)	1.33%	1.33%	1.40%	1.45%	1.52%
After expense reduction	1.37%	(1)	1.33%	1.33%	1.32%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.50%	(1)	0.86%	0.75%	0.85%	0.07%	(0.18%	)
After expense reduction	1.50%	(1)	0.86%	0.75%	0.93%	0.12%	(0.08%	)
Portfolio turnover rate	14%		34%	8%	3%	5%	52%

	The Medical Portfolio
	For the
	Six Months		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2009		2008	2007	2006	2005		2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.45%	(1)	1.42%	1.49%	1.44%	1.50%		1.58%
After expense reduction	1.45%	(1)	1.42%	1.40%	1.34%	1.49%		1.57%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.53%	(1)	1.02%	0.42%	0.33%	(0.17%	)	(0.33%	)
After expense reduction	1.53%	(1)	1.02%	0.51%	0.43%	(0.16%	)	(0.32%	)
Portfolio turnover rate	4%		28%	38%	20%	2%		13%

	The Small Cap Opportunities Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2009		2008	2007	2006	2005	2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.41%	(1)	1.36%	1.34%	1.40%	1.48%	1.55%
After expense reduction	1.41%	(1)	1.36%	1.31%	1.27%	1.37%	1.21%
Ratio of net investment income to average net assets:
Before expense reduction	0.26%	(1)	0.51%	0.38%	0.30%	0.46%	1.51%
After expense reduction	0.26%	(1)	0.51%	0.41%	0.43%	0.57%	1.85%
Portfolio turnover rate	4%		16%	17%	6%	4%	96%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

	The Kinetics Government
	Money Market Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2009		2008	2007	2006	2005	2004
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	0.92	%(1)	1.24%	2.22%	1.56%	1.37%	0.83%
After expense reduction	0.92	%(1)	1.24%	2.22%	1.17%	1.37%	0.83%
Ratio of net investment income to average net assets:
Before expense reduction	(0.83	)%(1)	0.33%	2.47%	3.13%	1.58%	0.18%
After expense reduction	(0.83	)%(1)	0.33%	2.47%	3.52%	1.58%	0.18%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A

	The Market Opportunities Portfolio
	For the
	Six Months	For the	For the	January 31,
	Ended	Year Ended	Year Ended	2006ˆ through
	June 30,	December 31,	December 31,	December 31,
	2009	2008	2007	2006
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.42% (1)	1.36%	1.44%	1.81%(1)
After expense reduction	1.42% (1)	1.36%	1.44%	1.61%(1)
Ratio of net investment income to average net assets:
Before expense reduction	0.65% (1)	1.25%	0.61%	0.16%(1)
After expense reduction	0.65% (1)	1.25%	0.61%	0.36%(1)
Portfolio turnover rate	13%	77%	14%	0%

	The Water Infrastructure Portfolio
	For the	For the	June 29,
	Six Months	Year Ended	2007ˆ through
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.51% (1)	1.49%	2.01%(1)
After expense reduction	1.51% (1)	1.49%	2.01%(1)
Ratio of net investment income to average net assets:
Before expense reduction	1.09% (1)	1.27%	0.96%(1)
After expense reduction	1.09% (1)	1.27%	0.96%(1)
Portfolio turnover rate	22%	66%	7%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

	The Multi-Disciplinary Portfolio
	For the
	Six Months		February 11, 2008ˆ
	Ended		through
	June 30,		December 31,
	2009		2008
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	4.29	%(1)	5.09	%(1)
After expense reduction	4.29	%(1)	5.09	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(3.87)	% (1)	(3.49)	%(1)
After expense reduction	(3.87)	% (1)	(3.49)	%(1)
Portfolio turnover rate	0%		N/A(2)

ˆ	Commencement of operations.
(1)	Annualized.
(2)	The Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

8.  Summary of Fair Value Exposure

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Internet Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3		Total

Common Stocks	$80,691,405	$612,000	(1)	$24,393	(2)	$81,327,798
Escrow Notes	—	—		—	*	—
Convertible Bonds	—	2,000,000		—		2,000,000
Rights	1,310,979	—		—		1,310,979
Short-Term Investments	1,760,117	—		—		1,760,117
Investments Purchased with the Cash
Proceeds from Securities Lending	34,839,206	—		—		34,839,206

Total Investments in Securities	$118,601,707	$2,612,000		$24,393		$121,238,100

Put Options Written	$(407,800)	$—		$—		$(407,800)

*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:

Software	$612,000

(2)	The Common Stocks Level 3 balance consists of the market values of the associated Level 3 investments in the following industry:

Special Purpose Entity	$24,393

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

		Written
	Investments in	Option
Description	Securities	Contracts

Balance as of December 31, 2008	$634	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	23,759	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	—	—

Balance as of June 30, 2009	$24,393	$—

The Global Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3	Total

Common Stocks	$2,993,557	$468,750	(1)	$—	$3,462,307
Preferred Stocks	117	—		—	117
Short-Term Investments	219,728	—		—	219,728
Investments Purchased with the Cash
Proceeds from Securities Lending	198,369	—		—	198,369

Total Investments in Securities	$3,411,771	$468,750		$—	$3,880,521

(1)	The Common Stocks Level 2 balance consists of the market values of the associated Level 2 investments in the following industries:

Construction & Engineering	$21,000
Consumer Finance	26,014
Diversified Consumer Services	32,999
Diversified Financial Services	49,024
Food	5,337
Global Exchanges	20,023
Hotels, Restaurants & Leisure	6,894
Multiline Retail	9,622
Oil, Gas & Consumable Fuels	104,625
Real Estate	30,338
Software	88,400
Tobacco	27,873
Transportation Infrastructure	18,146
Utilities	28,455

$468,750

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Written
	Investments in	Option
Description	Securities	Contracts

Balance as of December 31, 2008	$54,120	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	(54,120)	—

Balance as of June 30, 2009	$—	$—

The Paradigm Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3	Total

Common Stocks	$1,323,411,812	$1,202,750	(1)	$—	$1,324,614,562
Escrow Notes	—	—		4	4
Convertible Bonds	—	10,121,000		—	10,121,000
Corporate Bonds	—	10,639,911		—	10,639,911
Short-Term Investments	26,721,105	—		—	26,721,105
Investments Purchased with the Cash
Proceeds from Securities Lending	388,408,656	—		3,879,174	392,287,830

Total Investments in Securities	$1,738,541,573	$21,963,661		$3,879,178	$1,764,384,412

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:

Software	$1,202,750

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

	Investments in	Written Option
Description	Securities	Contracts

Balance as of December 31, 2008	$12,901,309	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(9,022,131)	—
Transfer in and/or out of Level 3	—	—

Balance as of June 30, 2009	$3,879,178	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

The Medical Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stocks	$18,685,881	$—	$—	$18,685,881
Short-Term Investments	623,194	—	—	623,194
Investments Purchased with the Cash
Proceeds from Securities Lending	6,046,114	—	—	6,046,114

Total Investments in Securities	$25,355,189	$—	$—	$25,355,189

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3		Total

Common Stocks	$231,719,361	$3,266,771	(1)	$—		$234,986,132
Escrow Notes	—	—		2		2
Corporate Bonds	—	215,757		—		215,757
Rights	912,085	—		—	*	912,085
Short-Term Investments	14,348,548	—		—		14,348,548
Investments Purchased with the Cash
Proceeds from Securities Lending	39,503,267	—		—		39,503,267

Total Investments in Securities	$286,483,261	$3,482,528		$2		$289,965,791

*	Amount is less than $0.50.

(1)	The Common Stocks Level 2 balance consists of the market values of the associated Level 2 investments in the following industries:

Commercial Banks	$1,964,250
Diversified Telecommunication Services	4,536
Oil, Gas & Consumable Fuels	56,985
Software	1,241,000

$3,266,771

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

		Written
	Investments in	Option
Description	Securities	Contracts

Balance as of December 31, 2008	$6,301	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	(6,299)	—

Balance as of June 30, 2009	$2	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

The Government Money Market Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$1,899,957	$—	$1,899,957

Total Investments in Securities	$—	$1,899,957	$—	$1,899,957

The Market Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3		Total

Common Stocks	$59,275,119	$611,281	(1)	$—		$59,886,400
Rights	—	—		—	*	—
Short-Term Investments	683,390	—		—		683,390
Investments Purchased with the Cash
Proceeds from Securities Lending	17,829,171	—		—		17,829,171

Total Investments in Securities	$77,787,680	$611,281		$—	*	$78,398,961

Put Options Written	$(203,900)	$—		$—		$(203,900)

*	Amount is less than $0.50.

(1)	The Common Stocks Level 2 balance consists of the market values of the associated Level 2 investments in the following industries:

Other Exchanges	$17,934
Software	593,347

$611,281

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

	Investments in		Written Option
Description	Securities		Contracts

Balance as of December 31, 2008	$—		$—
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Transfer in and/or out of Level 3	—	*	—

Balance as of June 30, 2009	$—	*	$—

*	Amount is less than $0.50

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

The Water Infrastructure Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3	Total

Common Stocks	$11,580,726	$193,317	(1)	$—	$11,774,043
Short-Term Investments	3,510,815	—		—	3,510,815
Investments Purchased with the Cash
Proceeds from Securities Lending	1,911,452	—		—	1,911,452

Total Investments in Securities	$17,002,993	$193,317		$—	$17,196,310

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:

Building Materials	$193,317

The Multi-Disciplinary Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Level 1	Level 2		Level 3	Total

Convertible Bonds	$—	$453,375		$—	$453,375
Call Options Purchased	900	—		—	900
Short-Term Investments	198,221	154,996	(1)	—	353,217

Total Investments in Securities	$199,121	$608,371		$—	$807,492

Put Options Written	$(43,395)	$—		$—	$(43,395)

(1)	The Short-Term Investments Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:

US Government Agency Issues	$154,996

9.  Information about Proxy Voting

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2009 (Unaudited)

10.  Information about the Portfolio Holdings

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))

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are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date September 4, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date September 4, 2009

By (Signature and Title)*	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date September 4, 2009

*	Print the name and title of each signing officer under his or her signature.

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